UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5511

Variable Insurance Products Fund II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2007

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Asset Manager Portfolio

March 31, 2007

1.799882.103

VIPAM-QTLY-0507

Investments March 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 47.6%
	Shares	Value
CONSUMER DISCRETIONARY - 6.3%
Automobiles - 0.3%
Fiat Spa	131,900	$ 3,327,210
Honda Motor Co. Ltd.	8,600	299,882
Renault SA	26,297	3,075,415
Toyota Motor Corp.	4,100	262,728
		6,965,235
Diversified Consumer Services - 0.8%
Apollo Group, Inc. Class A (non-vtg.) (a)	199,700	8,766,830
Sotheby's Class A (ltd. vtg.)	185,200	8,237,696
		17,004,526
Hotels, Restaurants & Leisure - 1.5%
Burger King Holdings, Inc.	217,300	4,693,680
Hilton Hotels Corp.	204,000	7,335,840
Marriott International, Inc. Class A	101,800	4,984,128
McDonald's Corp.	219,100	9,870,455
Nissin Healthcare Food Service Co.	300	3,934
Orient Express Hotels Ltd. Class A	46,700	2,793,594
Vail Resorts, Inc. (a)	55,800	3,031,614
		32,713,245
Household Durables - 0.1%
Koninklijke Philips Electronics NV	73,000	2,781,300
Sony Corp.	4,800	242,352
		3,023,652
Internet & Catalog Retail - 0.3%
Priceline.com, Inc. (a)	109,200	5,815,992
Media - 1.0%
Comcast Corp. Class A (special) (non-vtg.)	328,450	8,365,622
Getty Images, Inc. (a)	55,600	2,703,828
SES SA FDR unit	90,170	1,710,377
Time Warner, Inc.	337,300	6,651,556
Virgin Media, Inc.	50,550	1,276,388
		20,707,771
Multiline Retail - 1.0%
Kohl's Corp. (a)	131,000	10,035,910
Marui Co. Ltd.	19,200	234,476
Saks, Inc.	510,700	10,642,988
		20,913,374
Specialty Retail - 0.6%
Abercrombie & Fitch Co. Class A	70,500	5,335,440
Fast Retailing Co. Ltd. (d)	3,500	270,783
PETsMART, Inc.	76,800	2,531,328
Tiffany & Co., Inc.	95,500	4,343,340
		12,480,891

	Shares	Value
Textiles, Apparel & Luxury Goods - 0.7%
Crocs, Inc. (d)	154,300	$ 7,290,675
NIKE, Inc. Class B	62,200	6,609,372
		13,900,047
TOTAL CONSUMER DISCRETIONARY		133,524,733
CONSUMER STAPLES - 2.6%
Food Products - 1.2%
Agricore United (ltd. vtg.)	20,800	297,259
BrasilAgro - Compania Brasileira de Propriedades Agricolas	1,000	605,034
Cresud S.A.C.I.F. y A. sponsored ADR	63,100	1,295,443
Nestle SA sponsored ADR	164,700	16,000,605
Nutreco Holding NV	33,300	2,493,224
Ralcorp Holdings, Inc. (a)	39,300	2,526,990
Saskatchewan Wheat Pool, Inc. (a)	64,500	464,804
Saskatchewan Wheat Pool, Inc. subscription receipt:
5/31/07 (a)	24,300	173,639
5/31/07 (a)(e)	264,600	1,890,737
		25,747,735
Household Products - 0.3%
Kao Corp.	10,000	292,392
Procter & Gamble Co.	107,500	6,789,700
		7,082,092
Personal Products - 0.5%
Avon Products, Inc.	138,500	5,160,510
Bare Escentuals, Inc.	82,800	2,970,036
Kose Corp.	72,200	2,132,360
		10,262,906
Tobacco - 0.6%
Altria Group, Inc.	115,600	10,150,836
Philip Morris CR AS	4,405	2,025,384
		12,176,220
TOTAL CONSUMER STAPLES		55,268,953
ENERGY - 8.9%
Energy Equipment & Services - 2.7%
GlobalSantaFe Corp.	33,300	2,053,944
Halliburton Co. (d)	146,000	4,634,040
Nabors Industries Ltd. (a)	232,800	6,907,176
Oceaneering International, Inc. (a)	107,700	4,536,324
Schlumberger Ltd. (NY Shares)	218,900	15,125,990
Transocean, Inc. (a)	173,200	14,150,440
W-H Energy Services, Inc. (a)	49,500	2,313,630
Weatherford International Ltd. (a)	188,800	8,514,880
		58,236,424
Oil, Gas & Consumable Fuels - 6.2%
Apache Corp.	98,600	6,971,020
Cabot Oil & Gas Corp.	102,500	6,900,300
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Canadian Natural Resources Ltd.	47,600	$ 2,628,297
Chesapeake Energy Corp.	95,800	2,958,304
China Coal Energy Co. Ltd. (H Shares)	182,000	194,497
DMCI Holdings, Inc.	3,043,000	455,264
EOG Resources, Inc.	177,000	12,627,180
Exxon Mobil Corp.	312,400	23,570,580
Noble Energy, Inc.	209,200	12,478,780
NuVista Energy Ltd. (a)	66,000	852,332
Petroplus Holdings AG	127,360	9,064,209
ProEx Energy Ltd. (a)	79,400	1,041,886
Quicksilver Resources, Inc. (a)	19,700	783,469
Semirara Mining Corp.	1,176,800	672,457
Suncor Energy, Inc.	14,200	1,080,482
Teekay Offshore Partners LP	9,400	272,600
Tesoro Corp.	41,800	4,197,974
Ultra Petroleum Corp. (a)	327,700	17,410,701
Valero Energy Corp.	407,500	26,279,675
Venoco, Inc.	60,000	1,071,600
		131,511,607
TOTAL ENERGY		189,748,031
FINANCIALS - 4.0%
Capital Markets - 0.9%
BlackRock, Inc. Class A	41,900	6,549,389
Goldman Sachs Group, Inc.	15,300	3,161,439
Julius Baer Holding AG (Bearer)	22,300	3,042,077
Lazard Ltd. Class A	99,500	4,992,910
Pampa Holding SA (a)	1,193,327	928,090
		18,673,905
Commercial Banks - 0.6%
Banco Bradesco SA (PN) sponsored ADR (non-vtg.) (d)	112,100	4,533,324
Banco Itau Holding Financeira SA sponsored ADR (non-vtg.)	85,200	2,966,664
Raiffeisen International Bank Holding AG	10,600	1,492,126
Uniao de Bancos Brasileiros SA (Unibanco) GDR	51,700	4,521,682
		13,513,796
Consumer Finance - 0.2%
Aiful Corp.	16,900	523,508
Credit Saison Co. Ltd.	5,800	190,175
SFCG Co. Ltd.	9,530	1,700,081
Takefuji Corp.	37,430	1,502,537
		3,916,301
Diversified Financial Services - 0.1%
Chicago Mercantile Exchange Holdings, Inc. Class A	3,800	2,023,348
Insurance - 1.5%
Benfield Group PLC	305,100	1,946,768

	Shares	Value
MetLife, Inc.	184,300	$ 11,638,545
Millea Holdings, Inc.	33,759	1,244,129
Prudential Financial, Inc.	184,200	16,625,892
		31,455,334
Real Estate Investment Trusts - 0.7%
Annaly Capital Management, Inc.	317,900	4,921,092
Host Hotels & Resorts, Inc.	85,700	2,254,767
ProLogis Trust	81,600	5,298,288
SL Green Realty Corp.	15,700	2,153,726
		14,627,873
Real Estate Management & Development - 0.0%
Inversiones y Representaciones SA sponsored GDR (a)	47,900	916,327
Sumitomo Realty & Development Co. Ltd.	5,400	203,976
		1,120,303
TOTAL FINANCIALS		85,330,860
HEALTH CARE - 7.1%
Biotechnology - 1.4%
Actelion Ltd. (Reg.) (a)	7,092	1,652,797
Celgene Corp. (a)	260,500	13,665,830
CSL Ltd.	11,100	739,766
Gilead Sciences, Inc. (a)	173,300	13,257,450
		29,315,843
Health Care Equipment & Supplies - 1.5%
Beckman Coulter, Inc.	73,200	4,676,748
Becton, Dickinson & Co.	156,500	12,033,285
Cytyc Corp. (a)	140,800	4,816,768
Hologic, Inc. (a)	113,700	6,553,668
Synthes, Inc.	26,254	3,240,168
		31,320,637
Health Care Providers & Services - 2.4%
Brookdale Senior Living, Inc.	136,400	6,091,624
Cardinal Health, Inc.	128,400	9,366,780
Humana, Inc. (a)	176,000	10,211,520
Medco Health Solutions, Inc. (a)	58,500	4,243,005
UnitedHealth Group, Inc.	392,700	20,801,319
		50,714,248
Life Sciences Tools & Services - 0.4%
Thermo Fisher Scientific, Inc. (a)	97,600	4,562,800
Waters Corp. (a)	87,300	5,063,400
		9,626,200
Pharmaceuticals - 1.4%
Abbott Laboratories	53,000	2,957,400
AstraZeneca PLC (United Kingdom)	52,300	2,805,895
Eisai Co. Ltd.	5,500	263,600
Elan Corp. PLC sponsored ADR (a)	486,800	6,469,572
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Merck & Co., Inc.	413,100	$ 18,246,627
Takeda Pharamaceutical Co. Ltd.	4,400	288,133
		31,031,227
TOTAL HEALTH CARE		152,008,155
INDUSTRIALS - 4.3%
Aerospace & Defense - 1.6%
DRS Technologies, Inc.	105,700	5,514,369
General Dynamics Corp.	192,600	14,714,640
United Technologies Corp.	214,400	13,936,000
		34,165,009
Airlines - 0.5%
AMR Corp. (a)	140,200	4,269,090
Ryanair Holdings PLC sponsored ADR (a)	145,900	6,534,861
		10,803,951
Construction & Engineering - 0.5%
Fluor Corp.	61,600	5,526,752
Foster Wheeler Ltd. (a)	78,500	4,583,615
		10,110,367
Electrical Equipment - 0.2%
ABB Ltd. sponsored ADR	276,400	4,748,552
Industrial Conglomerates - 0.6%
McDermott International, Inc. (a)	242,500	11,877,650
Machinery - 0.5%
CNH Global NV	84,100	3,136,089
Deere & Co.	28,400	3,085,376
Fanuc Ltd.	4,000	370,654
Kubota Corp.	217,000	1,893,144
MAN AG	21,300	2,478,216
		10,963,479
Road & Rail - 0.4%
Burlington Northern Santa Fe Corp.	87,800	7,061,754
Odakyu Electric Railway Co. Ltd.	43,000	313,906
		7,375,660
Trading Companies & Distributors - 0.0%
Mitsubishi Corp.	14,100	325,528
Toyota Tsusho Corp.	8,700	221,352
		546,880
TOTAL INDUSTRIALS		90,591,548
INFORMATION TECHNOLOGY - 6.2%
Communications Equipment - 1.8%
Acme Packet, Inc.	62,800	928,184
Cisco Systems, Inc. (a)	426,500	10,888,545
Harris Corp.	134,000	6,827,300
Opnext, Inc.	106,300	1,572,177

	Shares	Value
Research In Motion Ltd. (a)	112,000	$ 15,286,880
Sonus Networks, Inc. (a)	295,900	2,387,913
		37,890,999
Computers & Peripherals - 0.3%
Apple, Inc. (a)	29,500	2,740,845
Sun Microsystems, Inc. (a)	764,700	4,595,847
		7,336,692
Electronic Equipment & Instruments - 0.1%
IPG Photonics Corp.	23,500	451,200
Kyocera Corp.	3,600	338,244
TDK Corp.	3,700	320,374
		1,109,818
Internet Software & Services - 1.5%
Akamai Technologies, Inc. (a)	94,800	4,732,416
eBay, Inc. (a)	276,800	9,175,920
Google, Inc. Class A (sub. vtg.) (a)	5,900	2,703,144
SAVVIS, Inc. (a)	84,700	4,055,436
Yahoo!, Inc. (a)	369,800	11,571,042
		32,237,958
IT Services - 1.0%
Cognizant Technology Solutions Corp. Class A (a)	108,500	9,577,295
CSK Holdings Corp.	7,200	301,005
Fidelity National Information Services, Inc.	154,200	7,009,932
First Data Corp.	195,900	5,269,710
		22,157,942
Office Electronics - 0.1%
Canon, Inc.	28,500	1,529,880
Semiconductors & Semiconductor Equipment - 1.0%
Advantest Corp.	6,700	296,855
Applied Materials, Inc.	636,200	11,655,184
ASML Holding NV (NY Shares) (a)	272,000	6,732,000
Tokyo Electron Ltd.	3,600	250,771
Trident Microsystems, Inc. (a)	45,600	914,736
Volterra Semiconductor Corp. (a)	131,100	1,712,166
		21,561,712
Software - 0.4%
BEA Systems, Inc. (a)	102,800	1,191,452
EPIQ Systems, Inc. (a)	3,200	65,216
Glu Mobile, Inc.	49,500	495,000
Nintendo Co. Ltd.	6,800	1,976,575
Nintendo Co. Ltd. ADR	126,200	4,581,060
		8,309,303
TOTAL INFORMATION TECHNOLOGY		132,134,304
MATERIALS - 3.0%
Chemicals - 1.4%
Kuraray Co. Ltd.	47,000	505,868
Lanxess AG (a)	42,500	2,189,109
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Monsanto Co.	460,100	$ 25,287,096
Shin-Etsu Chemical Co. Ltd.	4,600	279,903
		28,261,976
Metals & Mining - 1.3%
Aquiline Resources, Inc. (a)	56,300	407,176
Aquiline Resources, Inc. (a)(e)	70,300	508,428
Dowa Holdings Co. Ltd.	26,000	263,113
Freeport-McMoRan Copper & Gold, Inc. Class B	85,800	5,679,102
Gold Fields Ltd.	34,400	635,712
Gold Fields Ltd. sponsored ADR	225,600	4,169,088
Goldcorp, Inc.	607,200	14,573,221
Newmont Mining Corp.	43,500	1,826,565
		28,062,405
Paper & Forest Products - 0.3%
Abitibi-Consolidated, Inc.	1,517,400	4,231,976
Catalyst Paper Corp. (a)	801,600	2,499,467
		6,731,443
TOTAL MATERIALS		63,055,824
TELECOMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 1.3%
AT&T, Inc.	677,400	26,709,882
Wireless Telecommunication Services - 1.7%
America Movil SA de CV Series L sponsored ADR	237,400	11,345,346
American Tower Corp. Class A (a)	271,300	10,567,135
NII Holdings, Inc. (a)	201,900	14,976,942
Softbank Corp. (d)	9,700	248,463
		37,137,886
TOTAL TELECOMMUNICATION SERVICES		63,847,768
UTILITIES - 2.2%
Electric Utilities - 1.0%
E.ON AG	17,500	2,370,900
Entergy Corp.	127,800	13,408,776
Reliant Energy, Inc. (a)	227,200	4,616,704
		20,396,380
Independent Power Producers & Energy Traders - 1.2%
Constellation Energy Group, Inc.	155,800	13,546,810
NRG Energy, Inc.	174,300	12,556,572
		26,103,382
TOTAL UTILITIES		46,499,762
TOTAL COMMON STOCKS (Cost $915,378,504)		1,012,009,938
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 5.03% 6/7/07 (f) (Cost $3,169,974)	$ 3,200,000	$ 3,171,213
Fixed-Income Funds - 45.3%
	Shares
Fidelity Floating Rate Central Fund (g)	703,100	70,844,356
Fidelity High Income Central Fund 1 (g)	733,353	74,178,694
Fidelity VIP Investment Grade Central Fund (g)	7,924,056	818,000,279
TOTAL FIXED-INCOME FUNDS (Cost $953,030,754)		963,023,329
Money Market Funds - 7.9%

Fidelity Cash Central Fund, 5.41% (b)	38,539,870	38,539,870
Fidelity Money Market Central Fund, 5.41% (b)	113,860,162	113,860,162
Fidelity Securities Lending Cash Central Fund, 5.41% (b)(c)	15,433,880	15,433,880
TOTAL MONEY MARKET FUNDS (Cost $167,833,912)		167,833,912
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $2,039,413,144)	2,146,038,392
NET OTHER ASSETS - (0.9)%	(18,630,795)
NET ASSETS - 100%	$ 2,127,407,597
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
117 Dow Jones EURO STOXX 50 Index Contracts (Germany)	June 2007	$ 6,262,205	$ 77,820
44 FTSE 100 Index Contracts (United Kingdom)	June 2007	5,342,923	93,263
155 S&P 500 Index Contracts	June 2007	55,459,000	458,413
43 TOPIX 150 Index Contracts (Japan)	June 2007	6,128,157	(106,351)
TOTAL EQUITY INDEX CONTRACTS		$ 73,192,285	$ 523,145
The face value of futures purchased as a percentage of net assets - 3.5%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,399,165 or 0.1% of net assets.

(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $3,171,213.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each Fidelity Central Fund, as of the Investing Fund's report date, is available upon request or at advisor.fidelity.com. The reports are located just after the Investing Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, each Fidelity Central Fund's financial statements are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 604,581
Fidelity Floating Rate Central Fund	1,315,515
Fidelity High Income Central Fund 1	1,520,596
Fidelity Money Market Central Fund	1,626,201
Fidelity Securities Lending Cash Central Fund	18,340
Fidelity VIP Investment Grade Central Fund	10,948,033
Total	$ 16,033,266
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 70,731,860	$ -	$ -	$ 70,844,356	3.3%
Fidelity High Income Central Fund 1	80,596,646	-	7,007,676	74,178,694	12.2%
Fidelity VIP Investment Grade Central Fund	791,098,507	25,063,112	-	818,000,279	27.2%
Total	$ 942,427,013	$ 25,063,112	$ 7,007,676	$ 963,023,329
Income Tax Information

At March 31, 2007, the aggregate cost of investment securities for income tax purposes was $2,019,932,611. Net unrealized appreciation aggregated $126,105,781, of which $140,080,642 related to appreciated investment securities and $13,974,861 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Asset Manager: Growth Portfolio

March 31, 2007

1.799876.103

VIPAMG-QTLY-0507

Investments March 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 61.5%
	Shares	Value
CONSUMER DISCRETIONARY - 8.2%
Automobiles - 0.4%
Fiat Spa	16,100	$ 406,126
Honda Motor Co. Ltd.	1,100	38,357
Renault SA	3,200	374,238
Toyota Motor Corp.	500	32,040
		850,761
Diversified Consumer Services - 1.0%
Apollo Group, Inc. Class A (non-vtg.) (a)	27,600	1,211,640
Sotheby's Class A (ltd. vtg.)	25,700	1,143,136
		2,354,776
Hotels, Restaurants & Leisure - 2.0%
Burger King Holdings, Inc.	30,400	656,640
Hilton Hotels Corp.	28,200	1,014,072
Marriott International, Inc. Class A	14,200	695,232
McDonald's Corp.	29,700	1,337,985
Nissin Healthcare Food Service Co.	300	3,934
Orient Express Hotels Ltd. Class A	6,500	388,830
Vail Resorts, Inc. (a)	7,800	423,774
		4,520,467
Household Durables - 0.2%
Koninklijke Philips Electronics NV	8,800	335,280
Sony Corp.	600	30,294
		365,574
Internet & Catalog Retail - 0.4%
Priceline.com, Inc. (a)	15,800	841,508
Media - 1.3%
Comcast Corp. Class A (special) (non-vtg.)	44,950	1,144,877
Getty Images, Inc. (a)	7,800	379,314
SES SA FDR unit	11,938	226,444
Time Warner, Inc.	47,100	928,812
Virgin Media, Inc.	6,550	165,388
		2,844,835
Multiline Retail - 1.3%
Kohl's Corp. (a)	18,200	1,394,302
Marui Co. Ltd.	2,400	29,310
Saks, Inc.	69,300	1,444,212
		2,867,824
Specialty Retail - 0.8%
Abercrombie & Fitch Co. Class A	9,900	749,232
Fast Retailing Co. Ltd.	400	30,947
PETsMART, Inc.	10,600	349,376
Tiffany & Co., Inc.	13,300	604,884
		1,734,439

	Shares	Value
Textiles, Apparel & Luxury Goods - 0.8%
Crocs, Inc. (d)	21,300	$ 1,006,425
NIKE, Inc. Class B	8,800	935,088
		1,941,513
TOTAL CONSUMER DISCRETIONARY		18,321,697
CONSUMER STAPLES - 3.2%
Food Products - 1.5%
Agricore United (ltd. vtg.)	2,800	40,016
Cresud S.A.C.I.F. y A. sponsored ADR	8,200	168,346
Nestle SA sponsored ADR	22,100	2,147,015
Nutreco Holding NV	4,100	306,974
Ralcorp Holdings, Inc. (a)	5,400	347,220
Saskatchewan Wheat Pool, Inc. (a)	7,900	56,930
Saskatchewan Wheat Pool, Inc.
subscription receipt 5/31/07 (a)	2,900	20,722
subscription receipt 5/31/07 (a)(e)(f)	32,500	232,233
		3,319,456
Household Products - 0.4%
Kao Corp.	1,000	29,239
Procter & Gamble Co.	15,100	953,716
		982,955
Personal Products - 0.6%
Avon Products, Inc.	19,100	711,666
Bare Escentuals, Inc.	11,500	412,505
Kose Corp.	8,500	251,040
		1,375,211
Tobacco - 0.7%
Altria Group, Inc.	15,600	1,369,836
Philip Morris CR AS	500	229,896
		1,599,732
TOTAL CONSUMER STAPLES		7,277,354
ENERGY - 11.6%
Energy Equipment & Services - 3.6%
GlobalSantaFe Corp.	4,000	246,720
Halliburton Co.	20,800	660,192
Nabors Industries Ltd. (a)	32,100	952,407
Oceaneering International, Inc. (a)	15,000	631,800
Schlumberger Ltd. (NY Shares)	30,200	2,086,820
Transocean, Inc. (a)	23,600	1,928,120
W-H Energy Services, Inc. (a)	6,900	322,506
Weatherford International Ltd. (a)	26,100	1,177,110
		8,005,675
Oil, Gas & Consumable Fuels - 8.0%
Apache Corp.	13,600	961,520
Cabot Oil & Gas Corp.	14,400	969,408
Canadian Natural Resources Ltd.	5,700	314,733
Chesapeake Energy Corp.	13,400	413,792
China Coal Energy Co. Ltd. (H Shares)	19,000	20,305
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
DMCI Holdings, Inc.	405,000	$ 60,592
EOG Resources, Inc.	24,100	1,719,294
Exxon Mobil Corp.	42,200	3,183,990
Noble Energy, Inc.	28,400	1,694,060
NuVista Energy Ltd. (a)	7,900	102,022
Petroplus Holdings AG	18,900	1,345,113
ProEx Energy Ltd. (a)	10,400	136,469
Quicksilver Resources, Inc. (a)	3,800	151,126
Semirara Mining Corp.	155,100	88,629
Suncor Energy, Inc.	1,800	136,962
Teekay Offshore Partners LP	1,000	29,000
Tesoro Corp.	5,800	582,494
Ultra Petroleum Corp. (a)	45,700	2,428,041
Valero Energy Corp.	56,100	3,617,889
Venoco, Inc.	8,000	142,880
		18,098,319
TOTAL ENERGY		26,103,994
FINANCIALS - 5.2%
Capital Markets - 1.2%
BlackRock, Inc. Class A	5,800	906,598
Goldman Sachs Group, Inc.	2,100	433,923
Julius Baer Holding AG (Bearer)	3,100	422,890
Lazard Ltd. Class A	14,000	702,520
Pampa Holding SA (a)	141,043	109,694
		2,575,625
Commercial Banks - 0.8%
Banco Bradesco SA (PN) sponsored ADR (non-vtg.) (d)	15,700	634,908
Banco Itau Holding Financeira SA sponsored ADR (non-vtg.)	11,900	414,358
Raiffeisen International Bank Holding AG	1,400	197,073
Uniao de Bancos Brasileiros SA (Unibanco) GDR	7,200	629,712
		1,876,051
Consumer Finance - 0.2%
Aiful Corp.	2,000	61,954
Credit Saison Co. Ltd.	700	22,952
SFCG Co. Ltd.	1,180	210,503
Takefuji Corp.	4,590	184,254
		479,663
Diversified Financial Services - 0.1%
Chicago Mercantile Exchange Holdings, Inc. Class A	600	319,476
Insurance - 1.9%
Benfield Group PLC	36,900	235,450
MetLife, Inc.	24,900	1,572,435

	Shares	Value
Millea Holdings, Inc.	4,167	$ 153,568
Prudential Financial, Inc.	25,400	2,292,604
		4,254,057
Real Estate Investment Trusts - 0.9%
Annaly Capital Management, Inc.	44,600	690,408
Host Hotels & Resorts, Inc.	12,100	318,351
ProLogis Trust	11,400	740,202
SL Green Realty Corp.	2,000	274,360
		2,023,321
Real Estate Management & Development - 0.1%
Inversiones y Representaciones SA sponsored GDR (a)	6,300	120,519
Sumitomo Realty & Development Co. Ltd.	700	26,441
		146,960
TOTAL FINANCIALS		11,675,153
HEALTH CARE - 9.3%
Biotechnology - 1.8%
Actelion Ltd. (Reg.) (a)	876	204,153
Celgene Corp. (a)	35,300	1,851,838
CSL Ltd.	1,200	79,975
Gilead Sciences, Inc. (a)	24,200	1,851,300
		3,987,266
Health Care Equipment & Supplies - 1.9%
Beckman Coulter, Inc.	10,200	651,678
Becton, Dickinson & Co.	21,500	1,653,135
Cytyc Corp. (a)	19,500	667,095
Hologic, Inc. (a)	15,800	910,712
Synthes, Inc.	3,213	396,536
		4,279,156
Health Care Providers & Services - 3.1%
Brookdale Senior Living, Inc.	19,000	848,540
Cardinal Health, Inc.	17,900	1,305,805
Humana, Inc. (a)	24,500	1,421,490
Medco Health Solutions, Inc. (a)	8,100	587,493
UnitedHealth Group, Inc.	54,400	2,881,568
		7,044,896
Life Sciences Tools & Services - 0.6%
Thermo Fisher Scientific, Inc. (a)	13,600	635,800
Waters Corp. (a)	13,000	754,000
		1,389,800
Pharmaceuticals - 1.9%
Abbott Laboratories	7,800	435,240
AstraZeneca PLC (United Kingdom)	5,200	278,980
Eisai Co. Ltd.	700	33,549
Elan Corp. PLC sponsored ADR (a)	78,400	1,041,936
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Merck & Co., Inc.	55,900	$ 2,469,103
Takeda Pharamaceutical Co. Ltd.	500	32,742
		4,291,550
TOTAL HEALTH CARE		20,992,668
INDUSTRIALS - 5.5%
Aerospace & Defense - 2.1%
DRS Technologies, Inc.	15,200	792,984
General Dynamics Corp.	26,200	2,001,680
United Technologies Corp.	29,300	1,904,500
		4,699,164
Airlines - 0.7%
AMR Corp. (a)	19,500	593,775
Ryanair Holdings PLC sponsored ADR (a)	20,700	927,153
		1,520,928
Construction & Engineering - 0.6%
Fluor Corp.	8,600	771,592
Foster Wheeler Ltd. (a)	10,700	624,773
		1,396,365
Electrical Equipment - 0.3%
ABB Ltd. sponsored ADR	38,400	659,712
Industrial Conglomerates - 0.7%
McDermott International, Inc. (a)	34,100	1,670,218
Machinery - 0.6%
CNH Global NV	10,200	380,358
Deere & Co.	3,700	401,968
Fanuc Ltd.	500	46,332
Kubota Corp.	27,000	235,553
MAN AG	3,000	349,045
		1,413,256
Road & Rail - 0.5%
Burlington Northern Santa Fe Corp.	12,000	965,160
Odakyu Electric Railway Co. Ltd.	5,000	36,501
		1,001,661
Trading Companies & Distributors - 0.0%
Mitsubishi Corp.	1,700	39,248
Toyota Tsusho Corp.	1,100	27,987
		67,235
TOTAL INDUSTRIALS		12,428,539
INFORMATION TECHNOLOGY - 8.1%
Communications Equipment - 2.3%
Acme Packet, Inc.	8,800	130,064
Cisco Systems, Inc. (a)	57,700	1,473,081
Harris Corp.	18,800	957,860
Opnext, Inc.	11,300	167,127

	Shares	Value
Research In Motion Ltd. (a)	15,200	$ 2,074,648
Sonus Networks, Inc. (a)	41,000	330,870
		5,133,650
Computers & Peripherals - 0.5%
Apple, Inc. (a)	4,100	380,931
Sun Microsystems, Inc. (a)	114,300	686,943
		1,067,874
Electronic Equipment & Instruments - 0.1%
IPG Photonics Corp.	2,400	46,080
Kyocera Corp.	400	37,583
TDK Corp.	500	43,294
		126,957
Internet Software & Services - 2.0%
Akamai Technologies, Inc. (a)	14,200	708,864
eBay, Inc. (a)	38,600	1,279,590
Google, Inc. Class A (sub. vtg.) (a)	800	366,528
SAVVIS, Inc. (a)	11,800	564,984
Yahoo!, Inc. (a)	51,300	1,605,177
		4,525,143
IT Services - 1.3%
Cognizant Technology Solutions Corp. Class A (a)	14,700	1,297,569
CSK Holdings Corp.	900	37,626
Fidelity National Information Services, Inc.	21,500	977,390
First Data Corp.	27,200	731,680
		3,044,265
Office Electronics - 0.1%
Canon, Inc.	3,500	187,880
Semiconductors & Semiconductor Equipment - 1.3%
Advantest Corp.	800	35,445
Applied Materials, Inc.	87,700	1,606,664
ASML Holding NV (NY Shares) (a)	38,800	960,300
Tokyo Electron Ltd.	500	34,829
Trident Microsystems, Inc. (a)	6,600	132,396
Volterra Semiconductor Corp. (a)	15,100	197,206
		2,966,840
Software - 0.5%
BEA Systems, Inc. (a)	14,600	169,214
EPIQ Systems, Inc. (a)	400	8,152
Glu Mobile, Inc.	5,200	52,000
Nintendo Co. Ltd.	900	261,606
Nintendo Co. Ltd. ADR	17,500	635,250
		1,126,222
TOTAL INFORMATION TECHNOLOGY		18,178,831
MATERIALS - 3.7%
Chemicals - 1.7%
Kuraray Co. Ltd.	6,000	64,579
Lanxess AG (a)	5,500	283,296
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Monsanto Co.	62,100	$ 3,413,016
Shin-Etsu Chemical Co. Ltd.	600	36,509
		3,797,400
Metals & Mining - 1.7%
Aquiline Resources, Inc. (a)	8,400	60,751
Aquiline Resources, Inc. (a)(e)	8,600	62,197
Dowa Holdings Co. Ltd.	3,000	30,359
Freeport-McMoRan Copper & Gold, Inc. Class B	11,900	787,661
Gold Fields Ltd.	3,500	64,680
Gold Fields Ltd. sponsored ADR	30,800	569,184
Goldcorp, Inc.	82,400	1,977,657
Newmont Mining Corp.	5,700	239,343
		3,791,832
Paper & Forest Products - 0.3%
Abitibi-Consolidated, Inc.	187,200	522,094
Catalyst Paper Corp. (a)	95,600	298,090
		820,184
TOTAL MATERIALS		8,409,416
TELECOMMUNICATION SERVICES - 3.9%
Diversified Telecommunication Services - 1.6%
AT&T, Inc.	91,900	3,623,617
Wireless Telecommunication Services - 2.3%
America Movil SA de CV Series L sponsored ADR	32,000	1,529,280
American Tower Corp. Class A (a)	36,700	1,429,465
NII Holdings, Inc. (a)	27,300	2,025,114
Softbank Corp. (d)	1,200	30,738
		5,014,597
TOTAL TELECOMMUNICATION SERVICES		8,638,214
UTILITIES - 2.8%
Electric Utilities - 1.2%
E.ON AG	2,100	284,508
Entergy Corp.	17,400	1,825,608
Reliant Energy, Inc. (a)	31,600	642,112
		2,752,228
Independent Power Producers & Energy Traders - 1.6%
Constellation Energy Group, Inc.	21,900	1,904,205
NRG Energy, Inc.	23,800	1,714,552
		3,618,757
TOTAL UTILITIES		6,370,985
TOTAL COMMON STOCKS (Cost $125,216,285)		138,396,851
U.S. Treasury Obligations - 0.4%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 5.02% to 5.03% 4/5/07 to 6/7/07 (g) (Cost $862,874)	$ 870,000	$ 863,204
Fixed-Income Funds - 28.4%
	Shares
Fidelity Floating Rate Central Fund (h)	70,521	7,105,696
Fidelity High Income Central Fund 1 (h)	77,254	7,814,206
Fidelity VIP Investment Grade Central Fund (h)	475,208	49,055,762
TOTAL FIXED-INCOME FUNDS (Cost $62,884,933)		63,975,664
Money Market Funds - 10.3%

Fidelity Cash Central Fund, 5.41% (b)	21,555,912	21,555,912
Fidelity Securities Lending Cash Central Fund, 5.41% (b)(c)	1,705,050	1,705,050
TOTAL MONEY MARKET FUNDS (Cost $23,260,962)		23,260,962
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $212,225,054)	226,496,681
NET OTHER ASSETS - (0.6)%	(1,342,956)
NET ASSETS - 100%	$ 225,153,725
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
77 Dow Jones EURO STOXX 50 Index Contracts (Germany)	June 2007	$ 4,227,406	$ 106,126
29 FTSE 100 Index Contracts (United Kingdom)	June 2007	3,610,100	88,627
20 S&P 500 Index Contracts	June 2007	7,156,000	59,150
27 TOPIX 150 Index Contracts (Japan)	June 2007	3,933,251	85,332
TOTAL EQUITY INDEX CONTRACTS		$ 18,926,757	$ 339,235
The face value of futures purchased as a percentage of net assets - 8.4%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $294,430 or 0.1% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $863,204.

(h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each Fidelity Central Fund, as of the Investing Fund's report date, is available upon request or at advisor.fidelity.com. The reports are located just after the Investing Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, each Fidelity Central Fund's financial statements are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 262,380
Fidelity Floating Rate Central Fund	131,946
Fidelity High Income Central Fund 1	137,255
Fidelity Securities Lending Cash Central Fund	5,304
Fidelity VIP Investment Grade Central Fund	676,763
Total	$ 1,213,648

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 7,094,414	$ -	$ -	$ 7,105,696	0.3%
Fidelity High Income Central Fund 1	5,260,980	2,502,684	-	7,814,206	1.3%
Fidelity VIP Investment Grade Central Fund	51,656,430	1,002,558	3,698,155	49,055,762	1.6%
Total	$ 64,011,824	$ 3,505,242	$ 3,698,155	$ 63,975,664
Income Tax Information

At March 31, 2007, the aggregate cost of investment securities for income tax purposes was $211,696,190. Net unrealized appreciation aggregated $14,800,491, of which $16,734,222 related to appreciated investment securities and $1,933,731 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Indexed securities are marked-to-market daily based on dealer-supplied valuations. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Contrafund ® Portfolio

March 31, 2007

1.799865.103

VIPCON-QTLY-0507

Investments March 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.1%
	Shares	Value
CONSUMER DISCRETIONARY - 9.4%
Auto Components - 0.0%
Johnson Controls, Inc.	49,500	$ 4,683,690
Automobiles - 0.6%
Honda Motor Co. Ltd.	199,900	6,970,513
Toyota Motor Corp. (d)	2,000,300	128,179,224
		135,149,737
Distributors - 0.1%
Li & Fung Ltd.	3,118,000	9,796,749
Diversified Consumer Services - 0.0%
Strayer Education, Inc.	21,100	2,637,500
Hotels, Restaurants & Leisure - 1.7%
Ambassadors Group, Inc.	233,499	7,761,507
Aristocrat Leisure Ltd.	663,765	8,807,657
California Pizza Kitchen, Inc. (a)	453,733	14,923,278
Carrols Restaurant Group, Inc.	150,700	2,186,657
Chipotle Mexican Grill, Inc.:
Class A (a)(d)	559,350	34,735,635
Class B (a)	44,082	2,530,307
Las Vegas Sands Corp. (a)	368,280	31,896,731
Marriott International, Inc. Class A	767,210	37,562,602
McDonald's Corp.	1,392,284	62,722,394
MGM Mirage, Inc. (a)	132,600	9,218,352
Panera Bread Co. Class A (a)(d)	336,547	19,876,466
Starbucks Corp. (a)	990,284	31,055,306
Texas Roadhouse, Inc. Class A (a)	165,147	2,353,345
Tim Hortons, Inc.	2,990,005	90,955,952
		356,586,189
Household Durables - 0.8%
Gafisa SA ADR (a)	474,700	12,104,850
Garmin Ltd.	1,561,087	84,532,861
Koninklijke Philips Electronics NV (NY Shares)	640,400	24,399,240
Mohawk Industries, Inc. (a)	25,100	2,059,455
Sharp Corp.	657,000	12,634,989
Snap-On, Inc.	384,200	18,480,020
Sony Corp. (d)	324,800	16,399,152
TomTom Group BV (a)(d)	196,100	7,992,106
		178,602,673
Internet & Catalog Retail - 0.4%
IAC/InterActiveCorp (a)	146,700	5,532,057
Liberty Media Holding Corp. - Interactive Series A (a)	1,184,374	28,211,789
Priceline.com, Inc. (a)	330,740	17,615,212
VistaPrint Ltd. (a)	724,413	27,745,018
		79,104,076
Media - 3.4%
Central European Media Enterprises Ltd. Class A (a)	24,600	2,177,100
CKX, Inc. (a)	112,922	1,253,434
Comcast Corp. Class A (special) (non-vtg.)	797,350	20,308,505

	Shares	Value
Discovery Holding Co. Class A (a)	264,200	$ 5,054,146
DreamWorks Animation SKG, Inc. Class A (a)	177,557	5,429,693
EchoStar Communications Corp. Class A (a)	1,166,006	50,639,641
Focus Media Holding Ltd. ADR (a)(d)	368,400	28,904,664
Grupo Televisa SA de CV (CPO) sponsored ADR	263,900	7,864,220
Liberty Global, Inc. Class A (a)	82,721	2,724,003
Liberty Media Holding Corp. - Capital Series A (a)	165,052	18,253,101
Live Nation, Inc. (a)	258,377	5,699,797
McGraw-Hill Companies, Inc.	437,234	27,493,274
National CineMedia, Inc.	117,500	3,137,250
News Corp. Class B	5,131,800	125,575,146
Omnicom Group, Inc.	62,677	6,416,871
Reuters Group PLC	864,400	7,958,243
The Walt Disney Co.	11,048,243	380,391,006
The Weinstein Co. II Holdings, LLC Class A-1 (a)(f)	11,499	11,499,000
Time Warner, Inc.	537,900	10,607,388
		721,386,482
Multiline Retail - 0.7%
Kohl's Corp. (a)	201,223	15,415,694
Marks & Spencer Group PLC	7,444,653	99,106,983
Nordstrom, Inc.	148,500	7,861,590
Target Corp.	368,200	21,819,532
		144,203,799
Specialty Retail - 1.4%
American Eagle Outfitters, Inc.	1,002,322	30,059,637
AutoZone, Inc. (a)	85,100	10,904,714
Gamestop Corp. Class A (a)	238,700	7,774,459
Hennes & Mauritz AB (H&M) (B Shares)	192,572	11,084,947
Inditex SA	273,000	16,968,253
J. Crew Group, Inc.	1,403,364	56,373,132
Sports Direct International PLC	5,170,700	28,261,513
Staples, Inc.	1,196,175	30,909,162
The Men's Wearhouse, Inc.	5,400	254,070
TJX Companies, Inc.	3,254,752	87,748,114
Zumiez, Inc. (a)	294,099	11,799,252
		292,137,253
Textiles, Apparel & Luxury Goods - 0.3%
Coach, Inc. (a)	561,200	28,088,060
Delta Woodside Industries, Inc. (a)	22,175	177
NIKE, Inc. Class B	258,000	27,415,080
Polo Ralph Lauren Corp. Class A	102,900	9,070,635
Under Armour, Inc. Class A (sub. vtg.) (a)	173,500	8,900,550
		73,474,502
TOTAL CONSUMER DISCRETIONARY		1,997,762,650
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 7.1%
Beverages - 2.4%
Anheuser-Busch Companies, Inc.	309,300	$ 15,607,278
Boston Beer Co., Inc. Class A (a)	35,600	1,187,260
C&C Group PLC	638,000	9,689,973
Diageo PLC sponsored ADR	883,300	71,503,135
InBev SA	65,817	4,751,987
PepsiCo, Inc.	3,523,462	223,951,245
The Coca-Cola Co.	3,727,409	178,915,632
		505,606,510
Food & Staples Retailing - 0.7%
Koninklijke Ahold NV sponsored ADR (a)	1,776,800	20,859,632
Kroger Co.	934,610	26,402,733
Safeway, Inc.	414,003	15,169,070
Susser Holdings Corp.	282,453	4,900,560
Tesco PLC	7,770,061	67,927,223
The Great Atlantic & Pacific Tea Co. (d)	322,568	10,702,806
Walgreen Co.	297,500	13,652,275
		159,614,299
Food Products - 1.0%
Bunge Ltd.	70,600	5,804,732
Campbell Soup Co.	79,900	3,112,105
Dean Foods Co.	108,900	5,089,986
Groupe Danone	515,303	84,184,196
Kellogg Co.	352,666	18,137,612
Marine Harvest ASA (a)	12,541,000	14,730,574
Nestle SA (Reg.)	130,132	50,670,536
Ralcorp Holdings, Inc. (a)	289,200	18,595,560
TreeHouse Foods, Inc. (a)	841,201	25,631,394
		225,956,695
Household Products - 2.7%
Colgate-Palmolive Co.	1,951,823	130,362,258
Procter & Gamble Co.	7,074,211	446,807,167
		577,169,425
Personal Products - 0.3%
Avon Products, Inc.	213,630	7,959,854
Bare Escentuals, Inc.	888,002	31,852,632
Estee Lauder Companies, Inc. Class A	350,700	17,131,695
		56,944,181
TOTAL CONSUMER STAPLES		1,525,291,110
ENERGY - 7.2%
Energy Equipment & Services - 1.5%
FMC Technologies, Inc. (a)	194,281	13,553,043
National Oilwell Varco, Inc. (a)	233,600	18,171,744
Schlumberger Ltd. (NY Shares)	3,452,138	238,542,736
Smith International, Inc.	1,007,550	48,412,778
		318,680,301

	Shares	Value
Oil, Gas & Consumable Fuels - 5.7%
Addax Petroleum, Inc.	172,100	$ 5,440,778
BG Group PLC sponsored ADR	133,600	9,581,792
Canadian Natural Resources Ltd.	157,000	8,668,962
Canadian Oil Sands Trust unit	1,101,400	26,959,044
Chesapeake Energy Corp.	136,600	4,218,208
EnCana Corp.	4,430,984	224,130,151
EOG Resources, Inc.	723,900	51,643,026
Exxon Mobil Corp.	5,206,317	392,816,618
Murphy Oil Corp.	614,300	32,803,620
Noble Energy, Inc.	1,784,392	106,438,983
PetroChina Co. Ltd. sponsored ADR	73,992	8,663,723
Petroleo Brasileiro SA Petrobras sponsored ADR	302,500	30,101,775
Petroplus Holdings AG	955,920	68,032,812
Sibir Energy PLC (a)	280,965	2,598,616
Talisman Energy, Inc.	320,800	5,629,386
Tesoro Corp.	178,700	17,946,841
Valero Energy Corp.	2,618,879	168,891,507
W&T Offshore, Inc.	208,200	6,023,226
XTO Energy, Inc.	663,000	36,339,030
		1,206,928,098
TOTAL ENERGY		1,525,608,399
FINANCIALS - 17.2%
Capital Markets - 1.3%
Charles Schwab Corp.	3,621,388	66,235,187
Franklin Resources, Inc.	208,905	25,241,991
Goldman Sachs Group, Inc.	610,700	126,188,941
Mellon Financial Corp.	896,082	38,656,977
SEI Investments Co.	401,900	24,206,437
State Street Corp.	113,400	7,342,650
		287,872,183
Commercial Banks - 3.2%
Allied Irish Banks PLC	2,116,400	63,354,434
Anglo Irish Bank Corp. PLC	440,954	9,424,422
Banco Bilbao Vizcaya Argentaria SA sponsored ADR	485,400	11,916,570
Banco Santander Central Hispano SA sponsored ADR	1,279,000	22,804,570
Bank of Ireland	2,095,873	45,323,254
BOK Financial Corp.	33,668	1,667,576
Compass Bancshares, Inc.	258,500	17,784,800
HDFC Bank Ltd. sponsored ADR	204,200	13,160,690
M&T Bank Corp.	986,500	114,266,295
National Australia Bank Ltd.	524,700	17,089,479
Royal Bank of Scotland Group PLC	285,711	11,154,770
Standard Chartered PLC (United Kingdom)	496,400	14,300,949
Toronto-Dominion Bank	280,700	16,877,739
U.S. Bancorp, Delaware	650,912	22,762,393
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
United Bankshares, Inc., West Virginia	61,300	$ 2,147,339
Wells Fargo & Co.	8,505,418	292,841,542
		676,876,822
Consumer Finance - 0.8%
American Express Co.	2,917,350	164,538,540
Diversified Financial Services - 2.6%
Bank of America Corp.	4,194,875	214,022,523
CBOT Holdings, Inc. Class A (a)	250,900	45,538,350
Chicago Mercantile Exchange Holdings, Inc. Class A	68,122	36,272,240
Citigroup, Inc.	2,910,570	149,428,664
IntercontinentalExchange, Inc. (a)	73,890	9,030,097
JPMorgan Chase & Co.	1,648,700	79,764,106
Moody's Corp.	374,900	23,266,294
Symmetry Holdings, Inc. unit	330,800	2,636,476
		559,958,750
Insurance - 9.2%
Admiral Group PLC	2,371,000	53,609,725
Allstate Corp.	2,748,736	165,089,084
American International Group, Inc.	2,328,814	156,542,877
Assurant, Inc.	959,380	51,451,549
Axis Capital Holdings Ltd.	781,200	26,451,432
Berkshire Hathaway, Inc. Class A (a)	5,168	563,260,320
Everest Re Group Ltd.	506,180	48,679,331
Lincoln National Corp.	1,235,104	83,727,700
Loews Corp.	1,827,016	83,001,337
Markel Corp. (a)	23,350	11,320,781
MetLife, Inc.	3,664,550	231,416,333
MetLife, Inc. unit	1,019,484	32,623,488
OneBeacon Insurance Group Ltd.	212,700	5,317,500
PartnerRe Ltd.	78,000	5,346,120
Prudential Financial, Inc.	2,277,000	205,522,020
The Chubb Corp.	2,632,700	136,031,609
The Travelers Companies, Inc.	523,200	27,086,064
W.R. Berkley Corp.	1,217,262	40,315,717
White Mountains Insurance Group Ltd.	41,726	23,637,779
Willis Group Holdings Ltd.	185,900	7,357,922
Zenith National Insurance Corp.	252,600	11,940,402
		1,969,729,090
Real Estate Investment Trusts - 0.1%
CBL & Associates Properties, Inc.	187,642	8,413,867
Cedar Shopping Centers, Inc.	203,500	3,296,700
		11,710,567
Real Estate Management & Development - 0.0%
CB Richard Ellis Group, Inc. Class A (a)	76,178	2,603,764
TOTAL FINANCIALS		3,673,289,716

	Shares	Value
HEALTH CARE - 11.5%
Biotechnology - 4.4%
Actelion Ltd. (Reg.) (a)	66,129	$ 15,411,419
Alexion Pharmaceuticals, Inc. (a)	122,979	5,317,612
Alnylam Pharmaceuticals, Inc. (a)	130,300	2,345,400
Amylin Pharmaceuticals, Inc. (a)	169,675	6,339,058
Arena Pharmaceuticals, Inc. (a)(d)	960,220	10,427,989
Celgene Corp. (a)	1,107,594	58,104,381
Genentech, Inc. (a)	6,463,970	530,821,216
Genmab AS (a)	277,000	16,884,491
Gilead Sciences, Inc. (a)	2,715,503	207,735,980
GTx, Inc. (a)	284,390	5,801,556
MannKind Corp. (a)	1,377,436	19,697,335
MannKind Corp. warrants 8/3/10 (a)(f)	86,731	461,774
Medarex, Inc. (a)	2,261,179	29,259,656
Omrix Biopharmaceuticals, Inc.	182,700	6,991,929
Seattle Genetics, Inc. (a)	260,903	2,136,796
Tanox, Inc. (a)	296,123	5,555,267
Vanda Pharmaceuticals, Inc.	384,262	9,360,622
		932,652,481
Health Care Equipment & Supplies - 1.6%
Alcon, Inc.	153,889	20,285,648
Becton, Dickinson & Co.	228,500	17,569,365
C.R. Bard, Inc.	513,060	40,793,401
Cytyc Corp. (a)	227,000	7,765,670
DENTSPLY International, Inc.	1,269,224	41,567,086
ev3, Inc. (a)(d)	117,400	2,312,780
Gen-Probe, Inc. (a)	415,800	19,575,864
Hologic, Inc. (a)	354,675	20,443,467
Immucor, Inc. (a)	164,086	4,829,051
Intuitive Surgical, Inc. (a)	126,547	15,384,319
Inverness Medical Innovations, Inc. (a)	265,200	11,610,456
IRIS International, Inc. (a)	71,500	997,425
Kyphon, Inc. (a)	738,356	33,329,390
Nobel Biocare Holding AG (Switzerland)	43,644	15,907,760
Northstar Neuroscience, Inc.	307,824	3,940,147
NuVasive, Inc. (a)	330,637	7,852,629
ResMed, Inc. (a)	426,900	21,502,953
Sirona Dental Systems, Inc.	251,650	8,671,859
St. Jude Medical, Inc. (a)	203,352	7,648,069
Stereotaxis, Inc. (a)	40,670	483,973
Stryker Corp.	504,100	33,431,912
Zimmer Holdings, Inc. (a)	32,900	2,809,989
		338,713,213
Health Care Providers & Services - 0.6%
Cardinal Health, Inc.	97,400	7,105,330
Health Net, Inc. (a)	228,700	12,306,347
Henry Schein, Inc. (a)	44,549	2,458,214
Humana, Inc. (a)	275,700	15,996,114
LHC Group, Inc. (a)	218,465	7,084,820
Medco Health Solutions, Inc. (a)	219,600	15,927,588
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Nighthawk Radiology Holdings, Inc.	632,161	$ 11,499,009
Patterson Companies, Inc. (a)	418,809	14,863,531
UnitedHealth Group, Inc.	753,391	39,907,121
VCA Antech, Inc. (a)	151,725	5,509,135
		132,657,209
Health Care Technology - 0.1%
Allscripts Healthcare Solutions, Inc. (a)	82,080	2,200,565
Emdeon Corp. (a)	1,427,421	21,596,880
IMS Health, Inc.	144,100	4,274,006
Vital Images, Inc. (a)	80,800	2,687,408
		30,758,859
Life Sciences Tools & Services - 0.2%
Dionex Corp. (a)	46,845	3,190,613
QIAGEN NV (a)	281,000	4,827,580
Techne Corp. (a)	199,751	11,405,782
Waters Corp. (a)	521,450	30,244,100
		49,668,075
Pharmaceuticals - 4.6%
Abbott Laboratories	1,387,917	77,445,769
AstraZeneca PLC sponsored ADR	469,100	25,167,215
BioMimetic Therapeutics, Inc.	190,483	3,150,589
Bristol-Myers Squibb Co.	615,800	17,094,608
Johnson & Johnson	2,141,000	129,016,660
Merck & Co., Inc.	5,083,250	224,527,153
New River Pharmaceuticals, Inc. (a)	273,532	17,404,841
Novartis AG sponsored ADR	806,900	44,080,947
Novo Nordisk AS Series B	129,300	11,799,010
Roche Holding AG (participation certificate)	1,911,361	338,113,061
Schering-Plough Corp.	3,086,138	78,727,380
Shire PLC	528,400	10,907,627
Xenoport, Inc. (a)	94,802	2,641,184
		980,076,044
TOTAL HEALTH CARE		2,464,525,881
INDUSTRIALS - 6.8%
Aerospace & Defense - 1.0%
General Dynamics Corp.	148,446	11,341,274
Lockheed Martin Corp.	1,175,335	114,031,002
Precision Castparts Corp.	169,500	17,636,475
Rockwell Collins, Inc.	72,600	4,859,118
The Boeing Co.	709,626	63,092,848
United Technologies Corp.	83,800	5,447,000
		216,407,717
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	2,321,901	110,870,773

	Shares	Value
Airlines - 0.7%
Republic Airways Holdings, Inc. (a)	461,376	$ 10,593,193
Ryanair Holdings PLC sponsored ADR (a)(d)	3,133,251	140,338,312
		150,931,505
Commercial Services & Supplies - 0.2%
Covanta Holding Corp. (a)	51,700	1,146,706
Equifax, Inc.	290,005	10,570,682
Fuel Tech, Inc. (a)	169,152	4,169,597
Kenexa Corp. (a)	128,900	4,012,657
Robert Half International, Inc.	216,701	8,020,104
Stericycle, Inc. (a)	67,100	5,468,650
		33,388,396
Construction & Engineering - 0.3%
Jacobs Engineering Group, Inc. (a)	1,567,838	73,139,643
Electrical Equipment - 1.3%
ABB Ltd. sponsored ADR	800,200	13,747,436
Cooper Industries Ltd. Class A	3,348,574	150,652,344
Q-Cells AG	1,001,442	64,264,368
Roper Industries, Inc.	15,300	839,664
SolarWorld AG (d)	449,308	34,888,791
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	462,000	15,989,820
		280,382,423
Industrial Conglomerates - 0.4%
General Electric Co.	1,278,267	45,199,521
Hutchison Whampoa Ltd.	1,843,000	17,725,917
Siemens AG sponsored ADR	205,900	22,072,480
		84,997,918
Machinery - 1.9%
Cummins, Inc.	49,000	7,091,280
Danaher Corp.	2,809,450	200,735,203
IDEX Corp.	602,647	30,662,679
Metso Corp. sponsored ADR	80,200	4,235,362
PACCAR, Inc.	1,905,697	139,878,160
Pall Corp.	338,000	12,844,000
Valmont Industries, Inc.	52,195	3,018,437
		398,465,121
Marine - 0.2%
American Commercial Lines, Inc. (a)	1,256,602	39,520,133
Road & Rail - 0.3%
Canadian National Railway Co.	1,270,500	56,033,831
Hertz Global Holdings, Inc.	158,600	3,758,820
Knight Transportation, Inc.	40,810	727,234
Landstar System, Inc.	62,676	2,873,068
Union Pacific Corp.	21,500	2,183,325
		65,576,278
TOTAL INDUSTRIALS		1,453,679,907
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 19.3%
Communications Equipment - 1.5%
Cisco Systems, Inc. (a)	6,078,700	$ 155,189,211
F5 Networks, Inc. (a)	166,638	11,111,422
Nice Systems Ltd. sponsored ADR	219,900	7,480,998
Nokia Corp. sponsored ADR	2,723,114	62,413,773
Polycom, Inc. (a)	498,504	16,615,138
QUALCOMM, Inc.	653,297	27,869,650
Research In Motion Ltd. (a)	372,800	50,883,472
		331,563,664
Computers & Peripherals - 5.8%
Apple, Inc. (a)	4,845,059	450,154,432
Brocade Communications Systems, Inc. (a)	1,389,920	13,232,038
Dell, Inc. (a)	1,192,200	27,670,962
Diebold, Inc.	79,400	3,788,174
Hewlett-Packard Co.	13,643,800	547,662,132
Logitech International SA (a)	300,100	8,351,783
NCR Corp. (a)	698,100	33,348,237
Network Appliance, Inc. (a)	2,472,661	90,301,580
Sun Microsystems, Inc. (a)	10,207,900	61,349,479
		1,235,858,817
Electronic Equipment & Instruments - 0.9%
Amphenol Corp. Class A	823,576	53,178,302
FLIR Systems, Inc. (a)	946,666	33,767,576
Hon Hai Precision Industry Co. Ltd. (Foxconn)	4,715,335	31,635,067
Mettler-Toledo International, Inc. (a)	321,000	28,751,970
Motech Industries, Inc.	691,993	9,640,640
Sunpower Corp. Class A (a)(d)	292,198	13,295,009
Trimble Navigation Ltd. (a)	448,000	12,024,320
		182,292,884
Internet Software & Services - 4.9%
Akamai Technologies, Inc. (a)	2,580,648	128,825,948
aQuantive, Inc. (a)	94,100	2,626,331
Baidu.com, Inc. sponsored ADR (a)(d)	40,228	3,884,013
Google, Inc. Class A (sub. vtg.) (a)	1,969,099	902,162,390
NHN Corp.	49,249	7,224,023
Omniture, Inc.	212,789	3,879,143
Perficient, Inc. (a)	90,891	1,797,824
ValueClick, Inc. (a)	47,300	1,235,949
		1,051,635,621
IT Services - 2.2%
Accenture Ltd. Class A	1,616,000	62,280,640
Alliance Data Systems Corp. (a)	443,600	27,334,632
Cognizant Technology Solutions Corp. Class A (a)	1,219,000	107,601,130
First Data Corp.	313,346	8,429,007
Infosys Technologies Ltd. sponsored ADR	950,800	47,777,700
Mastercard, Inc. Class A (d)	544,999	57,900,694

	Shares	Value
Paychex, Inc.	846,665	$ 32,063,204
SRA International, Inc. Class A (a)	1,209,800	29,470,728
The Western Union Co.	2,405,840	52,808,188
VeriFone Holdings, Inc. (a)	944,800	34,702,504
		460,368,427
Office Electronics - 0.0%
Xerox Corp.	238,100	4,021,509
Zebra Technologies Corp. Class A (a)	44,600	1,722,006
		5,743,515
Semiconductors & Semiconductor Equipment - 1.7%
Analog Devices, Inc.	464,400	16,017,156
ASML Holding NV (NY Shares) (a)	510,900	12,644,775
Broadcom Corp. Class A (a)	648,726	20,804,643
FEI Co. (a)	224,928	8,110,904
Intel Corp.	132,400	2,532,812
Lam Research Corp. (a)	364,811	17,270,153
Linear Technology Corp.	430,900	13,612,131
Marvell Technology Group Ltd. (a)	6,444,516	108,332,314
MathStar, Inc. (a)	73,558	202,285
Maxim Integrated Products, Inc.	364,040	10,702,776
MEMC Electronic Materials, Inc. (a)	485,574	29,416,073
Renewable Energy Corp. AS (d)	2,472,300	55,923,347
Samsung Electronics Co. Ltd.	118,426	70,869,289
Verigy Ltd.	82,900	1,945,663
		368,384,321
Software - 2.3%
Activision, Inc. (a)	332,949	6,306,054
Adobe Systems, Inc. (a)	2,235,788	93,232,360
Autonomy Corp. PLC (a)	746,262	10,059,442
BMC Software, Inc. (a)	790,750	24,347,193
Cadence Design Systems, Inc. (a)	118,435	2,494,241
CommVault Systems, Inc. (d)	1,215,553	19,691,959
Electronic Arts, Inc. (a)	281,800	14,191,448
Intuit, Inc. (a)	2,902,462	79,411,360
McAfee, Inc. (a)	79,900	2,323,492
Nintendo Co. Ltd.	113,700	33,049,520
Nuance Communications, Inc. (a)(d)	2,337,864	35,792,698
Opsware, Inc. (a)	1,848,158	13,399,146
Oracle Corp. (a)	5,105,800	92,568,154
Quality Systems, Inc.	6,581	263,240
Salesforce.com, Inc. (a)	787,594	33,724,775
The9 Ltd. sponsored ADR (a)(d)	195,566	6,598,397
THQ, Inc. (a)	375,000	12,821,250
Ubisoft Entertainment SA (a)	353,364	17,252,464
		497,527,193
TOTAL INFORMATION TECHNOLOGY		4,133,374,442
MATERIALS - 4.7%
Chemicals - 1.7%
Airgas, Inc.	58,800	2,478,420
Bayer AG	1,438,068	91,993,210
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Ecolab, Inc.	1,647,695	$ 70,850,885
Monsanto Co.	1,173,966	64,521,171
Nalco Holding Co.	127,702	3,052,078
Potash Corp. of Saskatchewan, Inc.	54,600	8,732,178
Praxair, Inc.	1,579,028	99,415,603
Rohm & Haas Co.	130,900	6,770,148
Wacker Chemie AG	31,800	5,522,197
		353,335,890
Containers & Packaging - 0.0%
Crown Holdings, Inc. (a)	118,000	2,886,280
Metals & Mining - 3.0%
Aber Diamond Corp.	50	1,864
Agnico-Eagle Mines Ltd.	453,500	16,037,768
Allegheny Technologies, Inc.	117,681	12,555,386
Anglo American PLC ADR	2,777,844	73,390,638
Arcelor Mittal	516,371	27,310,862
BHP Billiton Ltd. sponsored ADR (d)	839,370	40,667,477
Compania de Minas Buenaventura SA sponsored ADR	271,100	8,119,445
Eldorado Gold Corp. (a)	2,600,600	15,204,235
Freeport-McMoRan Copper & Gold, Inc. Class B	827,813	54,792,942
Gabriel Resources Ltd. (a)	1,732,500	6,452,514
Goldcorp, Inc.	4,541,460	108,998,187
Impala Platinum Holdings Ltd.	94,400	2,967,824
Ivanhoe Mines Ltd. (a)	2,601,800	30,422,502
Kinross Gold Corp. (a)	2,830,515	39,078,783
Lihir Gold Ltd. (a)	9,230,471	24,346,899
Meridian Gold, Inc. (a)	173,600	4,432,009
Newmont Mining Corp.	1,208,044	50,725,768
Nucor Corp.	554,949	36,143,828
POSCO sponsored ADR	360,600	37,484,370
Rio Tinto PLC (Reg.)	291,386	16,595,161
Shore Gold, Inc. (a)	1,475,000	9,671,084
Steel Dynamics, Inc.	227,400	9,823,680
United States Steel Corp.	206,500	20,478,605
US Gold Corp. (a)	265,295	1,114,239
US Gold Corp. warrants 2/22/11 (a)(f)	291,600	378,850
		647,194,920
TOTAL MATERIALS		1,003,417,090
TELECOMMUNICATION SERVICES - 5.6%
Diversified Telecommunication Services - 2.2%
AT&T, Inc.	10,382,256	409,372,354
BT Group PLC sponsored ADR	18,400	1,104,184
Embarq Corp.	88,400	4,981,340

	Shares	Value
Hellenic Telecommunication Organization SA (OTE) (a)	81,800	$ 2,237,818
Iliad Group SA	4,579	476,669
Qwest Communications International, Inc. (a)	3,836,306	34,488,391
Telenor ASA sponsored ADR	428,904	22,804,826
		475,465,582
Wireless Telecommunication Services - 3.4%
America Movil SA de CV Series L sponsored ADR	9,955,600	475,778,124
American Tower Corp. Class A (a)	234,975	9,152,276
Bharti Airtel Ltd. (a)	948,153	16,798,968
China Mobile (Hong Kong) Ltd. sponsored ADR	279,300	12,526,605
Clearwire Corp.	283,600	5,805,292
Leap Wireless International, Inc. (a)	175,308	11,566,822
NII Holdings, Inc. (a)	2,478,244	183,836,140
Rogers Communications, Inc. Class B (non-vtg.)	417,600	13,668,619
		729,132,846
TOTAL TELECOMMUNICATION SERVICES		1,204,598,428
UTILITIES - 1.3%
Electric Utilities - 0.6%
E.ON AG sponsored ADR	108,600	4,904,376
Entergy Corp.	461,600	48,431,072
Exelon Corp.	728,700	50,068,977
FirstEnergy Corp.	480,000	31,795,200
Reliant Energy, Inc. (a)	118,400	2,405,888
		137,605,513
Gas Utilities - 0.2%
Energen Corp.	76,600	3,898,174
ONEOK, Inc.	86,500	3,892,500
Southern Union Co.	814,277	24,745,878
		32,536,552
Independent Power Producers & Energy Traders - 0.5%
AES Corp. (a)	2,274,800	48,953,696
Constellation Energy Group, Inc.	412,800	35,892,960
International Power PLC	1,454,300	11,347,213
NRG Energy, Inc.	112,200	8,082,888
		104,276,757
Multi-Utilities - 0.0%
Sempra Energy	153,000	9,334,530
TOTAL UTILITIES		283,753,352
TOTAL COMMON STOCKS (Cost $14,169,614,789)		19,265,300,975
Convertible Bonds - 0.0%
	Principal Amount	Value
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Kyphon, Inc.:
1% 2/1/12 (e)	$ 1,300,000	$ 1,291,940
1.25% 2/1/14 (e)	1,080,000	1,066,500
		2,358,440
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Instruments - 0.0%
Sunpower Corp. 1.25% 2/15/27	2,380,000	2,493,050
TOTAL CONVERTIBLE BONDS (Cost $4,760,000)		4,851,490
Money Market Funds - 10.9%
	Shares
Fidelity Cash Central Fund, 5.41% (b)	1,994,013,098	1,994,013,098
Fidelity Securities Lending Cash Central Fund, 5.41% (b)(c)	338,673,416	338,673,416
TOTAL MONEY MARKET FUNDS (Cost $2,332,686,514)		2,332,686,514
TOTAL INVESTMENT PORTFOLIO - 101.0%
(Cost $16,507,061,303)	21,602,838,979
NET OTHER ASSETS - (1.0)%	(204,061,644)
NET ASSETS - 100%	$ 21,398,777,335
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,358,440 or 0.0% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $12,339,624 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
MannKind Corp. warrants 8/3/10	8/3/05	$ 2,168
The Weinstein Co. II Holdings, LLC Class A-1	10/19/05	$ 11,499,000
US Gold Corp. warrants 2/22/11	2/8/06	$ 143,408
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 24,814,003
Fidelity Securities Lending Cash Central Fund	1,050,292
Total	$ 25,864,295
Income Tax Information

At March 31, 2007, the aggregate cost of investment securities for income tax purposes was $16,530,425,369. Net unrealized appreciation aggregated $5,072,413,610, of which $5,189,309,536 related to appreciated investment securities and $116,895,926 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Disciplined Small Cap Portfolio

March 31, 2007

1.830301.101

VDSC-QTLY-0507

Investments March 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
CONSUMER DISCRETIONARY - 17.2%
Auto Components - 1.0%
Aftermarket Technology Corp. (a)	5,700	$ 138,396
ArvinMeritor, Inc.	2,699	49,257
LKQ Corp. (a)	2,470	53,994
Modine Manufacturing Co.	4,950	113,355
		355,002
Automobiles - 0.7%
Monaco Coach Corp.	5,700	90,801
Thor Industries, Inc.	629	24,776
Winnebago Industries, Inc.	4,000	134,520
		250,097
Diversified Consumer Services - 2.2%
Bright Horizons Family Solutions, Inc. (a)	2,250	84,938
DeVry, Inc.	5,250	154,088
Jackson Hewitt Tax Service, Inc.	1,357	43,668
Matthews International Corp. Class A	2,264	92,145
Sotheby's Class A (ltd. vtg.)	3,364	149,631
Stewart Enterprises, Inc. Class A	17,875	144,073
Strayer Education, Inc.	1,069	133,625
		802,168
Hotels, Restaurants & Leisure - 3.3%
Buffalo Wild Wings, Inc. (a)	1,650	105,105
CBRL Group, Inc.	2,200	101,860
CEC Entertainment, Inc. (a)	2,212	91,886
Chipotle Mexican Grill, Inc. Class A (a)	1,054	65,453
CKE Restaurants, Inc.	4,836	91,207
Domino's Pizza, Inc.	1,515	49,192
Dover Downs Gaming & Entertainment, Inc.	4,659	60,008
IHOP Corp.	1,608	94,309
Jack in the Box, Inc. (a)	1,500	103,695
P.F. Chang's China Bistro, Inc. (a)	1,720	72,034
Papa John's International, Inc. (a)	4,400	129,360
Sonic Corp. (a)	2,434	54,230
Speedway Motorsports, Inc.	727	28,171
Town Sports International Holdings, Inc.	4,476	97,577
WMS Industries, Inc. (a)	1,500	58,860
		1,202,947
Household Durables - 0.5%
Tempur-Pedic International, Inc.	3,022	78,542
Universal Electronics, Inc. (a)	3,170	88,316
		166,858
Internet & Catalog Retail - 1.4%
Blue Nile, Inc. (a)	3,274	133,121
FTD Group, Inc.	2,935	48,516
GSI Commerce, Inc. (a)	5,548	125,329
Netflix, Inc. (a)	1,600	37,104

	Shares	Value
Priceline.com, Inc. (a)	959	$ 51,076
Shutterfly, Inc.	7,749	124,294
		519,440
Media - 3.6%
Arbitron, Inc.	513	24,085
Belo Corp. Series A	10,147	189,444
Catalina Marketing Corp.	1,004	31,706
Citadel Broadcasting Corp.	10,000	95,100
Cox Radio, Inc. Class A (a)	5,088	69,451
Cumulus Media, Inc. Class A (a)	14,543	136,413
Gemstar-TV Guide International, Inc. (a)	14,000	58,660
Harris Interactive, Inc. (a)	5,973	36,017
Interactive Data Corp.	6,023	149,069
Lee Enterprises, Inc.	4,300	129,215
Marvel Entertainment, Inc. (a)	1,800	49,950
Media General, Inc. Class A	1,560	59,530
Radio One, Inc. Class D (non-vtg.) (a)	6,000	38,760
RCN Corp. (a)	2,500	63,875
Sinclair Broadcast Group, Inc. Class A	7,964	123,044
World Wrestling Entertainment, Inc. Class A	2,588	42,184
		1,296,503
Multiline Retail - 0.6%
Big Lots, Inc. (a)	7,303	228,439
Specialty Retail - 2.8%
Aeropostale, Inc. (a)	4,400	177,012
Asbury Automotive Group, Inc.	5,118	144,584
Dress Barn, Inc. (a)	2,988	62,180
DSW, Inc. Class A (a)	2,420	102,148
Group 1 Automotive, Inc.	505	20,084
Guess?, Inc.	1,920	77,741
Gymboree Corp. (a)	1,626	65,154
J. Crew Group, Inc.	1,960	78,733
Jo-Ann Stores, Inc. (a)	4,400	119,900
Payless ShoeSource, Inc. (a)	4,062	134,858
The Buckle, Inc.	516	18,421
The Men's Wearhouse, Inc.	600	28,230
		1,029,045
Textiles, Apparel & Luxury Goods - 1.1%
Crocs, Inc.	750	35,438
Fossil, Inc. (a)	2,620	69,351
Kellwood Co.	2,324	68,163
Maidenform Brands, Inc. (a)	3,950	91,127
Phillips-Van Heusen Corp.	2,348	138,062
		402,141
TOTAL CONSUMER DISCRETIONARY		6,252,640
CONSUMER STAPLES - 3.8%
Food & Staples Retailing - 1.0%
Casey's General Stores, Inc.	3,408	85,234
Longs Drug Stores Corp.	2,859	147,639
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
The Pantry, Inc. (a)	1,220	$ 55,168
Topps Co., Inc.	7,510	72,997
		361,038
Food Products - 1.1%
Corn Products International, Inc.	923	32,850
Ralcorp Holdings, Inc. (a)	2,619	168,402
Reddy Ice Holdings, Inc.	5,148	155,367
TreeHouse Foods, Inc. (a)	1,600	48,752
		405,371
Personal Products - 1.7%
Chattem, Inc. (a)	1,855	109,334
Elizabeth Arden, Inc. (a)	6,800	148,376
NBTY, Inc. (a)	3,871	205,318
Playtex Products, Inc. (a)	5,128	69,587
Prestige Brands Holdings, Inc. (a)	7,626	90,368
		622,983
TOTAL CONSUMER STAPLES		1,389,392
ENERGY - 4.5%
Energy Equipment & Services - 2.0%
Grey Wolf, Inc. (a)	9,730	65,191
Gulfmark Offshore, Inc. (a)	3,177	138,676
Hydril Co. (a)	1,659	159,662
Input/Output, Inc. (a)	7,968	109,799
NATCO Group, Inc. Class A (a)	3,200	109,184
Parker Drilling Co. (a)	8,981	84,332
Trico Marine Services, Inc. (a)	1,600	59,616
		726,460
Oil, Gas & Consumable Fuels - 2.5%
Alon USA Energy, Inc.	4,074	147,479
EXCO Resources, Inc.	3,500	58,030
Gulfport Energy Corp. (a)	4,200	56,112
Penn Virginia Corp.	1,732	127,129
Rosetta Resources, Inc. (a)	3,900	80,106
USEC, Inc. (a)	11,290	183,463
Venoco, Inc.	4,900	87,514
Western Refining, Inc.	3,995	155,885
		895,718
TOTAL ENERGY		1,622,178
FINANCIALS - 20.0%
Capital Markets - 2.1%
Apollo Investment Corp.	904	19,346
Cohen & Steers, Inc.	501	21,583
GAMCO Investors, Inc. Class A	2,893	125,354
Knight Capital Group, Inc. Class A (a)	5,689	90,114
MCG Capital Corp.	4,570	85,733

	Shares	Value
optionsXpress Holdings, Inc.	6,344	$ 149,338
Penson Worldwide, Inc.	3,195	96,457
Sanders Morris Harris Group, Inc.	5,800	61,770
Waddell & Reed Financial, Inc. Class A	5,300	123,596
		773,291
Commercial Banks - 5.7%
Amcore Financial, Inc.	3,000	95,250
Banner Corp.	1,640	68,142
Cascade Bancorp	2,538	65,836
Center Financial Corp., California	1,357	26,828
Central Pacific Financial Corp.	1,618	59,170
City Holding Co.	2,238	90,527
Columbia Banking Systems, Inc.	577	19,462
Community Bank of Nevada (a)	4,559	140,189
Community Bank System, Inc.	2,700	56,484
Community Trust Bancorp, Inc.	1,009	36,556
First Community Bancorp, California	720	40,709
First Community Bancshares, Inc.	1,600	62,400
First Republic Bank, California	304	16,325
Frontier Financial Corp., Washington	1,727	43,089
Greene County Bancshares, Inc.	1,974	66,938
Hanmi Financial Corp.	3,891	74,162
Integra Bank Corp.	2,785	62,078
Intervest Bancshares Corp. Class A (a)	1,800	51,660
Macatawa Bank Corp.	2,200	40,480
Mercantile Bank Corp.	840	27,283
Nara Bancorp, Inc.	4,600	80,546
Pacific Capital Bancorp	5,253	168,726
Peoples Bancorp, Inc.	1,608	42,467
Preferred Bank, Los Angeles California	1,447	56,737
Prosperity Bancshares, Inc.	700	24,318
Sandy Spring Bancorp, Inc.	460	15,934
Southwest Bancorp, Inc., Oklahoma	777	19,961
Sterling Financial Corp., Washington	1,900	59,261
Sun Bancorp, Inc., New Jersey	2,900	53,911
SVB Financial Group (a)	800	38,872
UCBH Holdings, Inc.	778	14,486
United Community Banks, Inc., Georgia	3,500	114,765
Vineyard National Bancorp	2,944	67,830
Washington Trust Bancorp, Inc.	2,740	73,459
WesBanco, Inc.	822	25,375
West Coast Bancorp, Oregon	1,208	38,620
Wilshire Bancorp, Inc.	933	15,301
		2,054,137
Consumer Finance - 0.4%
Advance America Cash Advance Centers, Inc.	2,459	37,844
Advanta Corp. Class B	1,785	78,254
QC Holdings, Inc.	2,400	31,896
		147,994
Diversified Financial Services - 0.7%
Asset Acceptance Capital Corp. (a)	5,500	85,085
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - continued
Asta Funding, Inc.	1,260	$ 54,407
Financial Federal Corp.	4,487	118,098
		257,590
Insurance - 2.2%
Argonaut Group, Inc. (a)	2,697	87,275
EMC Insurance Group	791	20,408
FBL Financial Group, Inc. Class A	2,072	81,077
FPIC Insurance Group, Inc. (a)	1,136	50,745
Harleysville Group, Inc.	2,065	67,092
Horace Mann Educators Corp.	2,681	55,095
OdysseyRe Holdings Corp.	2,400	94,344
Phoenix Companies, Inc.	5,584	77,506
ProAssurance Corp. (a)	1,959	100,203
SeaBright Insurance Holdings, Inc. (a)	7,700	141,680
		775,425
Real Estate Investment Trusts - 7.2%
Acadia Realty Trust (SBI)	3,500	91,245
Alexandria Real Estate Equities, Inc.	1,235	123,957
American Home Mortgage Investment Corp.	4,100	110,659
Arbor Realty Trust, Inc.	2,693	81,975
BioMed Realty Trust, Inc.	500	13,150
Capital Trust, Inc. Class A	1,748	79,656
DiamondRock Hospitality Co.	1,493	28,367
Entertainment Properties Trust (SBI)	2,024	121,946
FelCor Lodging Trust, Inc.	6,681	173,506
First Industrial Realty Trust, Inc.	2,290	103,737
Gramercy Capital Corp.	694	21,292
Highland Hospitality Corp.	9,671	172,144
Home Properties of New York, Inc.	1,304	68,864
Innkeepers USA Trust (SBI)	1,087	17,696
JER Investments Trust, Inc.	1,800	34,236
KKR Financial Corp.	6,000	164,580
LaSalle Hotel Properties (SBI)	2,008	93,091
Maguire Properties, Inc.	613	21,798
Mid-America Apartment Communities, Inc.	377	21,210
National Retail Properties, Inc.	3,907	94,510
Nationwide Health Properties, Inc.	3,891	121,633
Newcastle Investment Corp.	3,087	85,603
NorthStar Realty Finance Corp.	8,664	131,779
Omega Healthcare Investors, Inc.	3,369	57,778
Pennsylvania (REIT) (SBI)	1,025	45,438
PS Business Parks, Inc.	1,574	110,998
Realty Income Corp.	2,745	77,409
Resource Capital Corp.	3,570	57,620
Saul Centers, Inc.	171	9,730
Senior Housing Properties Trust (SBI)	2,100	50,190
Sovran Self Storage, Inc.	746	41,336
Spirit Finance Corp.	3,125	46,563
Sunstone Hotel Investors, Inc.	545	14,857

	Shares	Value
Tanger Factory Outlet Centers, Inc.	2,264	$ 91,443
Winston Hotels, Inc.	2,712	40,761
		2,620,757
Real Estate Management & Development - 0.5%
Affordable Residential Communties, Inc.	11,000	133,430
Jones Lang LaSalle, Inc.	551	57,458
		190,888
Thrifts & Mortgage Finance - 1.2%
BankUnited Financial Corp. Class A	2,010	42,632
City Bank Lynnwood, Washington	694	22,284
Corus Bankshares, Inc.	3,083	52,596
First Busey Corp.	785	16,823
ITLA Capital Corp.	1,029	53,529
MAF Bancorp., Inc.	2,841	117,447
TierOne Corp.	1,055	28,527
Triad Guaranty, Inc. (a)	1,561	64,641
WSFS Financial Corp.	257	16,571
		415,050
TOTAL FINANCIALS		7,235,132
HEALTH CARE - 9.5%
Biotechnology - 1.6%
Alkermes, Inc. (a)	5,200	80,288
Alnylam Pharmaceuticals, Inc. (a)	1,700	30,600
BioCryst Pharmaceuticals, Inc. (a)	4,000	33,480
BioMarin Pharmaceutical, Inc. (a)	4,892	84,436
Digene Corp. (a)	867	36,769
Geron Corp. (a)	2,200	15,400
Human Genome Sciences, Inc. (a)	2,333	24,776
Medarex, Inc. (a)	1,496	19,358
Myriad Genetics, Inc. (a)	821	28,292
OSI Pharmaceuticals, Inc. (a)	2,629	86,757
Progenics Pharmaceuticals, Inc. (a)	1,684	39,877
Regeneron Pharmaceuticals, Inc. (a)	2,000	43,240
Trimeris, Inc. (a)	2,500	17,200
United Therapeutics Corp. (a)	865	46,520
		586,993
Health Care Equipment & Supplies - 2.5%
Conceptus, Inc. (a)	4,080	81,600
CONMED Corp. (a)	1,756	51,328
DJO, Inc. (a)	893	33,845
Greatbatch, Inc. (a)	3,006	76,653
Haemonetics Corp. (a)	1,521	71,107
Hologic, Inc. (a)	2,000	115,280
Integra LifeSciences Holdings Corp. (a)	1,000	45,580
Mentor Corp.	2,300	105,800
Meridian Bioscience, Inc.	4,968	137,912
Quidel Corp. (a)	5,746	68,952
SurModics, Inc. (a)	1,990	71,640
Zoll Medical Corp. (a)	1,994	53,140
		912,837
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - 3.3%
AMN Healthcare Services, Inc. (a)	2,865	$ 64,806
AmSurg Corp. (a)	2,500	61,225
Apria Healthcare Group, Inc. (a)	2,210	71,273
Centene Corp. (a)	4,486	94,161
Chemed Corp.	3,316	162,351
Cross Country Healthcare, Inc. (a)	2,900	52,867
Gentiva Health Services, Inc. (a)	2,500	50,425
Healthspring, Inc.	5,619	132,327
InVentiv Health, Inc. (a)	2,308	88,373
Kindred Healthcare, Inc. (a)	2,880	94,406
LCA-Vision, Inc.	3,101	127,730
LHC Group, Inc. (a)	1,099	35,641
Medcath Corp. (a)	2,130	58,149
Molina Healthcare, Inc. (a)	993	30,376
Pediatrix Medical Group, Inc. (a)	532	30,356
Visicu, Inc.	4,100	31,980
		1,186,446
Health Care Technology - 0.2%
Vital Images, Inc. (a)	2,445	81,321
Life Sciences Tools & Services - 0.6%
Albany Molecular Research, Inc. (a)	1,804	17,769
Bruker BioSciences Corp. (a)	6,260	65,855
PharmaNet Development Group, Inc. (a)	800	20,800
Varian, Inc. (a)	1,736	101,139
		205,563
Pharmaceuticals - 1.3%
Bradley Pharmaceuticals, Inc. (a)	1,800	34,542
Cypress Bioscience, Inc. (a)	5,000	38,000
MGI Pharma, Inc. (a)	3,000	67,410
New River Pharmaceuticals, Inc. (a)	600	38,178
Noven Pharmaceuticals, Inc. (a)	1,500	34,800
Perrigo Co.	1,343	23,717
Sciele Pharma, Inc. (a)	4,492	106,371
SuperGen, Inc. (a)	9,500	56,050
ViroPharma, Inc. (a)	4,500	64,575
		463,643
TOTAL HEALTH CARE		3,436,803
INDUSTRIALS - 13.7%
Aerospace & Defense - 1.5%
Ceradyne, Inc. (a)	3,050	166,957
Cubic Corp.	6,500	140,660
Orbital Sciences Corp. (a)	7,600	142,424
Teledyne Technologies, Inc. (a)	2,325	87,048
United Industrial Corp.	384	21,197
		558,286
Air Freight & Logistics - 0.5%
Forward Air Corp.	614	20,188

	Shares	Value
Hub Group, Inc. Class A	3,109	$ 90,130
Pacer International, Inc.	2,894	77,964
		188,282
Airlines - 0.4%
JetBlue Airways Corp. (a)	2,500	28,775
Republic Airways Holdings, Inc. (a)	2,180	50,053
SkyWest, Inc.	1,800	48,294
		127,122
Building Products - 0.7%
American Woodmark Corp.	425	15,623
Goodman Global, Inc.	8,100	142,722
Lennox International, Inc.	1,388	49,552
NCI Building Systems, Inc. (a)	783	37,380
		245,277
Commercial Services & Supplies - 3.7%
ABM Industries, Inc.	2,100	55,419
Administaff, Inc.	1,976	69,555
American Reprographics Co. (a)	1,242	38,241
Brady Corp. Class A	1,053	32,854
CRA International, Inc. (a)	1,000	52,180
Deluxe Corp.	2,200	73,766
FTI Consulting, Inc. (a)	2,581	86,696
Heidrick & Struggles International, Inc. (a)	2,945	142,685
Herman Miller, Inc.	1,800	60,282
IHS, Inc. Class A (a)	1,640	67,420
John H. Harland Co.	988	50,615
Kforce, Inc. (a)	5,477	75,418
Knoll, Inc.	5,686	135,497
Korn/Ferry International (a)	6,949	159,410
Navigant Consulting, Inc. (a)	1,607	31,754
Waste Services, Inc. (a)	10,750	106,855
Watson Wyatt Worldwide, Inc. Class A	2,282	111,019
		1,349,666
Construction & Engineering - 1.0%
Granite Construction, Inc.	1,103	60,952
Infrasource Services, Inc. (a)	5,800	177,074
Quanta Services, Inc. (a)	2,515	63,428
Washington Group International, Inc. (a)	1,054	70,007
		371,461
Electrical Equipment - 2.0%
Acuity Brands, Inc.	2,516	136,971
Belden CDT, Inc.	2,700	144,693
Genlyte Group, Inc. (a)	673	47,480
GrafTech International Ltd. (a)	18,800	170,704
Lamson & Sessions Co. (a)	2,000	55,580
Regal-Beloit Corp.	1,823	84,551
Woodward Governor Co.	2,368	97,491
		737,470
Machinery - 3.2%
Actuant Corp. Class A	1,819	92,423
AGCO Corp. (a)	1,284	47,469
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Astec Industries, Inc. (a)	2,047	$ 82,392
Cascade Corp.	2,361	141,377
Crane Co.	999	40,380
EnPro Industries, Inc. (a)	3,118	112,404
Gardner Denver, Inc. (a)	812	28,298
Lincoln Electric Holdings, Inc.	686	40,858
Middleby Corp. (a)	780	102,835
Nordson Corp.	2,749	127,719
Robbins & Myers, Inc.	2,570	95,835
Valmont Industries, Inc.	499	28,857
Wabtec Corp.	5,367	185,108
Watts Water Technologies, Inc. Class A	578	21,981
		1,147,936
Road & Rail - 0.3%
Genesee & Wyoming, Inc. Class A (a)	1,232	32,784
Heartland Express, Inc.	4,802	76,256
		109,040
Trading Companies & Distributors - 0.4%
Applied Industrial Technologies, Inc.	3,011	73,890
Interline Brands, Inc. (a)	3,318	72,731
		146,621
TOTAL INDUSTRIALS		4,981,161
INFORMATION TECHNOLOGY - 20.2%
Communications Equipment - 3.9%
3Com Corp. (a)	4,200	16,422
Arris Group, Inc. (a)	9,045	127,354
Avocent Corp. (a)	3,067	82,717
C-COR, Inc. (a)	9,200	127,512
CommScope, Inc. (a)	4,641	199,099
Comtech Telecommunications Corp. (a)	2,125	82,301
Dycom Industries, Inc. (a)	5,547	144,555
Extreme Networks, Inc. (a)	28,397	120,119
Foundry Networks, Inc. (a)	7,285	98,857
NETGEAR, Inc. (a)	3,236	92,323
Oplink Communications, Inc. (a)	1,847	33,191
Packeteer, Inc. (a)	3,004	37,310
Polycom, Inc. (a)	5,933	197,747
ViaSat, Inc. (a)	1,200	39,564
		1,399,071
Computers & Peripherals - 1.3%
Brocade Communications Systems, Inc. (a)	16,347	155,623
Emulex Corp. (a)	4,900	89,621
Imation Corp.	1,958	79,064
Novatel Wireless, Inc. (a)	8,545	137,062
Palm, Inc. (a)	1,548	28,065
		489,435

	Shares	Value
Electronic Equipment & Instruments - 2.6%
Aeroflex, Inc. (a)	1,731	$ 22,763
Cogent, Inc. (a)	1,925	25,891
Coherent, Inc. (a)	1,460	46,340
Color Kinetics, Inc. (a)	3,732	72,513
CTS Corp.	5,800	80,156
FLIR Systems, Inc. (a)	2,832	101,017
Itron, Inc. (a)	2,102	136,714
KEMET Corp. (a)	15,506	118,621
Littelfuse, Inc. (a)	1,668	67,721
Newport Corp. (a)	3,888	63,647
Rofin-Sinar Technologies, Inc. (a)	625	36,988
Technitrol, Inc.	5,200	136,188
TTM Technologies, Inc. (a)	1,779	16,972
		925,531
Internet Software & Services - 2.2%
aQuantive, Inc. (a)	1,900	53,029
Ariba, Inc. (a)	5,200	48,880
Interwoven, Inc. (a)	5,571	94,150
Liquidity Services, Inc.	2,100	35,574
LoopNet, Inc.	7,400	126,466
SAVVIS, Inc. (a)	1,500	71,820
SonicWALL, Inc. (a)	8,004	66,913
United Online, Inc.	6,165	86,495
ValueClick, Inc. (a)	5,122	133,838
Websense, Inc. (a)	3,515	80,810
		797,975
IT Services - 1.2%
Euronet Worldwide, Inc. (a)	5,300	142,358
Forrester Research, Inc. (a)	2,325	65,937
MPS Group, Inc. (a)	12,154	171,979
Perot Systems Corp. Class A (a)	3,913	69,925
		450,199
Semiconductors & Semiconductor Equipment - 4.2%
Advanced Energy Industries, Inc. (a)	4,224	88,873
AMIS Holdings, Inc. (a)	4,952	54,224
Amkor Technology, Inc. (a)	13,377	166,945
Brooks Automation, Inc. (a)	2,915	49,992
Cirrus Logic, Inc. (a)	18,744	143,579
Cymer, Inc. (a)	1,459	60,621
Intevac, Inc. (a)	4,200	110,754
Kulicke & Soffa Industries, Inc. (a)	13,074	120,935
LTX Corp. (a)	22,721	139,053
MKS Instruments, Inc. (a)	3,958	101,008
ON Semiconductor Corp. (a)	10,015	89,334
RF Micro Devices, Inc. (a)	11,700	72,891
SiRF Technology Holdings, Inc. (a)	2,000	55,520
Techwell, Inc.	3,620	45,141
TriQuint Semiconductor, Inc. (a)	9,953	49,765
Varian Semiconductor Equipment Associates, Inc. (a)	3,200	170,816
		1,519,451
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 4.8%
Aspen Technology, Inc. (a)	12,646	$ 164,398
Bottomline Technologies, Inc. (a)	3,600	39,240
eSpeed, Inc. Class A (a)	14,510	137,845
FactSet Research Systems, Inc.	675	42,424
Hyperion Solutions Corp. (a)	3,700	191,771
Jack Henry & Associates, Inc.	7,877	189,442
Kronos, Inc. (a)	3,450	184,575
Manhattan Associates, Inc. (a)	2,680	73,512
MICROS Systems, Inc. (a)	1,584	85,520
MicroStrategy, Inc. Class A (a)	745	94,161
Net 1 UEPS Technologies, Inc. (a)	1,460	36,325
Parametric Technology Corp. (a)	2,822	53,872
Quest Software, Inc. (a)	2,000	32,540
SPSS, Inc. (a)	3,500	126,350
Sybase, Inc. (a)	3,104	78,469
TIBCO Software, Inc. (a)	16,824	143,340
Witness Systems, Inc. (a)	2,500	67,375
		1,741,159
TOTAL INFORMATION TECHNOLOGY		7,322,821
MATERIALS - 5.4%
Chemicals - 2.2%
CF Industries Holdings, Inc.	3,500	134,925
Georgia Gulf Corp.	2,100	34,041
H.B. Fuller Co.	4,052	110,498
Hercules, Inc. (a)	4,726	92,346
Koppers Holdings, Inc.	3,085	79,161
Spartech Corp.	5,355	157,116
Terra Industries, Inc.	8,000	140,000
Westlake Chemical Corp.	1,465	39,775
		787,862
Construction Materials - 0.3%
Eagle Materials, Inc.	857	38,248
Headwaters, Inc. (a)	2,723	59,498
		97,746
Containers & Packaging - 1.0%
Greif Brothers Corp. Class A	764	84,888
Rock-Tenn Co. Class A	4,163	138,212
Silgan Holdings, Inc.	2,930	149,752
		372,852
Metals & Mining - 1.4%
AK Steel Holding Corp. (a)	4,662	109,044
Amcol International Corp.	1,149	34,068
Brush Engineered Materials, Inc. (a)	2,293	111,142
Cleveland-Cliffs, Inc.	791	50,632

	Shares	Value
Compass Minerals International, Inc.	1,298	$ 43,353
Quanex Corp.	4,000	169,400
		517,639
Paper & Forest Products - 0.5%
Buckeye Technologies, Inc. (a)	6,800	88,264
Neenah Paper, Inc.	2,000	79,480
		167,744
TOTAL MATERIALS		1,943,843
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.3%
Alaska Communication Systems Group, Inc.	5,295	78,101
Cincinnati Bell, Inc.	11,741	55,183
Consolidated Communications Holdings, Inc.	1,332	26,493
CT Communications, Inc.	3,164	76,252
General Communications, Inc. Class A (a)	7,105	99,470
Iowa Telecommunication Services, Inc.	1,780	35,600
NTELOS Holding Corp.	5,200	99,944
		471,043
Wireless Telecommunication Services - 0.3%
Dobson Communications Corp. Class A	12,900	110,811
TOTAL TELECOMMUNICATION SERVICES		581,854
UTILITIES - 2.0%
Electric Utilities - 0.6%
Cleco Corp.	965	24,926
IDACORP, Inc.	1,750	59,220
Westar Energy, Inc.	4,853	133,555
		217,701
Gas Utilities - 1.1%
Laclede Group, Inc.	592	18,399
Nicor, Inc.	3,800	183,996
Northwest Natural Gas Co.	2,100	95,907
Southwest Gas Corp.	2,369	92,083
WGL Holdings, Inc.	750	23,985
		414,370
Multi-Utilities - 0.3%
PNM Resources, Inc.	3,340	107,882
TOTAL UTILITIES		739,953
TOTAL COMMON STOCKS (Cost $33,062,260)		35,505,777
U.S. Treasury Obligations - 0.2%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 4.97% 6/21/07 (c) (Cost $49,441)	$ 50,000	$ 49,455
Money Market Funds - 1.9%
	Shares
Fidelity Cash Central Fund, 5.41% (b) (Cost $687,282)	687,282	687,282
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $33,798,983)	36,242,514
NET OTHER ASSETS - 0.0%	14,371
NET ASSETS - 100%	$ 36,256,885
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
5 Russell 1000 Mini Index Contracts	June 2007	$ 404,000	$ 14,199
The face value of futures purchased as a percentage of net assets - 1.1%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $19,782.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 15,821
Income Tax Information

At March 31, 2007, the aggregate cost of investment securities for income tax purposes was $33,801,719. Net unrealized appreciation aggregated $2,440,795, of which $3,471,077 related to appreciated investment securities and $1,030,282 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Index 500 Portfolio

March 31, 2007

1.799879.103

VIPIDX-QTLY-0507

Investments March 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
CONSUMER DISCRETIONARY - 10.4%
Auto Components - 0.2%
Johnson Controls, Inc.	46,175	$ 4,369,079
The Goodyear Tire & Rubber Co. (a)	42,358	1,321,146
		5,690,225
Automobiles - 0.4%
Ford Motor Co. (d)	444,731	3,508,928
General Motors Corp.	132,914	4,072,485
Harley-Davidson, Inc.	60,523	3,555,726
		11,137,139
Distributors - 0.1%
Genuine Parts Co.	40,064	1,963,136
Diversified Consumer Services - 0.1%
Apollo Group, Inc. Class A (non-vtg.) (a)	32,886	1,443,695
H&R Block, Inc.	75,739	1,593,549
		3,037,244
Hotels, Restaurants & Leisure - 1.6%
Carnival Corp. unit	103,962	4,871,659
Darden Restaurants, Inc.	34,118	1,405,320
Harrah's Entertainment, Inc.	43,803	3,699,163
Hilton Hotels Corp.	91,401	3,286,780
International Game Technology	79,491	3,209,847
Marriott International, Inc. Class A	77,491	3,793,959
McDonald's Corp.	282,808	12,740,500
Starbucks Corp. (a)	176,468	5,534,036
Starwood Hotels & Resorts Worldwide, Inc.	50,488	3,274,147
Wendy's International, Inc.	20,379	637,863
Wyndham Worldwide Corp. (a)	44,389	1,515,884
Yum! Brands, Inc.	61,950	3,578,232
		47,547,390
Household Durables - 0.6%
Black & Decker Corp.	15,415	1,258,172
Centex Corp.	28,068	1,172,681
D.R. Horton, Inc.	64,159	1,411,498
Fortune Brands, Inc.	35,827	2,823,884
Harman International Industries, Inc.	15,393	1,478,959
KB Home	18,062	770,706
Leggett & Platt, Inc.	41,685	944,999
Lennar Corp. Class A	32,412	1,368,111
Newell Rubbermaid, Inc.	65,234	2,028,125
Pulte Homes, Inc.	49,934	1,321,254
Snap-On, Inc.	13,841	665,752
The Stanley Works	19,461	1,077,361
Whirlpool Corp.	18,493	1,570,241
		17,891,743
Internet & Catalog Retail - 0.1%
Amazon.com, Inc. (a)(d)	73,085	2,908,052
IAC/InterActiveCorp (a)	51,029	1,924,304
		4,832,356

	Shares	Value
Leisure Equipment & Products - 0.2%
Brunswick Corp.	21,320	$ 679,042
Eastman Kodak Co. (d)	67,563	1,524,221
Hasbro, Inc.	37,800	1,081,836
Mattel, Inc.	92,392	2,547,247
		5,832,346
Media - 3.4%
CBS Corp. Class B	173,435	5,305,377
Clear Channel Communications, Inc.	116,601	4,085,699
Comcast Corp. Class A	730,844	18,965,402
Dow Jones & Co., Inc.	15,353	529,218
E.W. Scripps Co. Class A	19,615	876,398
Gannett Co., Inc.	55,182	3,106,195
Interpublic Group of Companies, Inc.	110,143	1,355,860
McGraw-Hill Companies, Inc.	83,407	5,244,632
Meredith Corp.	9,147	524,946
News Corp. Class A	551,343	12,747,050
Omnicom Group, Inc.	39,267	4,020,155
The DIRECTV Group, Inc. (a)	182,035	4,199,547
The New York Times Co. Class A (d)	33,821	795,132
The Walt Disney Co.	481,363	16,573,328
Time Warner, Inc.	896,628	17,681,504
Tribune Co.	41,769	1,341,203
Viacom, Inc. Class B (non-vtg.) (a)	162,651	6,686,583
		104,038,229
Multiline Retail - 1.2%
Big Lots, Inc. (a)	25,730	804,834
Dillard's, Inc. Class A	14,306	468,235
Dollar General Corp.	73,325	1,550,824
Family Dollar Stores, Inc.	35,633	1,055,449
Federated Department Stores, Inc.	123,410	5,559,621
JCPenney Co., Inc.	52,869	4,343,717
Kohl's Corp. (a)	76,847	5,887,249
Nordstrom, Inc.	53,758	2,845,949
Sears Holdings Corp. (a)	19,529	3,518,345
Target Corp.	201,831	11,960,505
		37,994,728
Specialty Retail - 2.0%
Abercrombie & Fitch Co. Class A	20,737	1,569,376
AutoNation, Inc. (a)	35,374	751,344
AutoZone, Inc. (a)	11,673	1,495,778
Bed Bath & Beyond, Inc. (a)	66,591	2,674,960
Best Buy Co., Inc.	95,129	4,634,685
Circuit City Stores, Inc.	33,447	619,773
Gap, Inc.	123,818	2,130,908
Home Depot, Inc.	479,588	17,620,063
Limited Brands, Inc.	80,374	2,094,546
Lowe's Companies, Inc.	357,842	11,268,445
Office Depot, Inc. (a)	64,972	2,283,116
OfficeMax, Inc.	17,620	929,279
RadioShack Corp.	32,006	865,122
Sherwin-Williams Co.	26,224	1,731,833
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Staples, Inc.	168,489	$ 4,353,756
Tiffany & Co., Inc.	31,805	1,446,491
TJX Companies, Inc.	106,944	2,883,210
		59,352,685
Textiles, Apparel & Luxury Goods - 0.5%
Coach, Inc. (a)	86,988	4,353,749
Jones Apparel Group, Inc.	25,494	783,431
Liz Claiborne, Inc.	24,310	1,041,684
NIKE, Inc. Class B	44,413	4,719,325
Polo Ralph Lauren Corp. Class A	14,400	1,269,360
VF Corp.	21,160	1,748,239
		13,915,788
TOTAL CONSUMER DISCRETIONARY		313,233,009
CONSUMER STAPLES - 9.5%
Beverages - 2.0%
Anheuser-Busch Companies, Inc.	179,272	9,046,065
Brown-Forman Corp. Class B (non-vtg.)	18,519	1,214,106
Coca-Cola Enterprises, Inc.	65,402	1,324,391
Constellation Brands, Inc. Class A (sub. vtg.)	49,571	1,049,914
Molson Coors Brewing Co. Class B	11,030	1,043,659
Pepsi Bottling Group, Inc.	30,893	985,178
PepsiCo, Inc.	384,861	24,461,765
The Coca-Cola Co.	473,344	22,720,512
		61,845,590
Food & Staples Retailing - 2.4%
Costco Wholesale Corp.	106,290	5,722,654
CVS Corp.	361,949	12,356,939
Kroger Co.	166,365	4,699,811
Safeway, Inc.	103,514	3,792,753
SUPERVALU, Inc.	48,834	1,907,944
Sysco Corp.	144,987	4,904,910
Wal-Mart Stores, Inc.	577,876	27,131,278
Walgreen Co.	235,186	10,792,686
Whole Foods Market, Inc.	33,035	1,481,620
		72,790,595
Food Products - 1.2%
Archer-Daniels-Midland Co.	153,386	5,629,266
Campbell Soup Co.	51,322	1,998,992
ConAgra Foods, Inc.	118,710	2,957,066
Dean Foods Co.	30,302	1,416,315
General Mills, Inc.	81,107	4,722,050
H.J. Heinz Co.	76,337	3,596,999
Hershey Co.	40,670	2,223,022
Kellogg Co.	58,917	3,030,101
Kraft Foods, Inc. Class A (f)	44,081	1,395,604
McCormick & Co., Inc. (non-vtg.)	30,593	1,178,442
Sara Lee Corp.	172,360	2,916,331

	Shares	Value
Tyson Foods, Inc. Class A	59,280	$ 1,150,625
Wm. Wrigley Jr. Co.	51,263	2,610,825
		34,825,638
Household Products - 2.1%
Clorox Co.	35,544	2,263,797
Colgate-Palmolive Co.	120,648	8,058,080
Kimberly-Clark Corp.	107,262	7,346,374
Procter & Gamble Co.	741,489	46,832,445
		64,500,696
Personal Products - 0.2%
Avon Products, Inc.	103,650	3,861,999
Estee Lauder Companies, Inc. Class A	27,324	1,334,777
		5,196,776
Tobacco - 1.6%
Altria Group, Inc.	493,152	43,303,677
Reynolds American, Inc. (d)	40,293	2,514,686
UST, Inc.	37,745	2,188,455
		48,006,818
TOTAL CONSUMER STAPLES		287,166,113
ENERGY - 10.0%
Energy Equipment & Services - 1.8%
Baker Hughes, Inc.	75,254	4,976,547
BJ Services Co.	68,908	1,922,533
ENSCO International, Inc.	35,457	1,928,861
Halliburton Co. (d)	234,797	7,452,457
Nabors Industries Ltd. (a)	65,441	1,941,634
National Oilwell Varco, Inc. (a)	41,312	3,213,660
Noble Corp.	31,607	2,486,839
Rowan Companies, Inc.	25,967	843,148
Schlumberger Ltd. (NY Shares)	276,948	19,137,107
Smith International, Inc.	46,853	2,251,287
Transocean, Inc. (a)	68,845	5,624,637
Weatherford International Ltd. (a)	79,465	3,583,872
		55,362,582
Oil, Gas & Consumable Fuels - 8.2%
Anadarko Petroleum Corp.	108,824	4,677,256
Apache Corp.	77,772	5,498,480
Chesapeake Energy Corp.	96,220	2,971,274
Chevron Corp.	507,061	37,502,232
ConocoPhillips	386,350	26,407,023
CONSOL Energy, Inc.	42,891	1,678,325
Devon Energy Corp.	104,445	7,229,683
El Paso Corp.	164,103	2,374,570
EOG Resources, Inc.	57,337	4,090,422
Exxon Mobil Corp.	1,337,901	100,944,627
Hess Corp.	63,490	3,521,790
Kinder Morgan, Inc.	25,227	2,685,414
Marathon Oil Corp.	81,275	8,032,408
Murphy Oil Corp.	44,093	2,354,566
Occidental Petroleum Corp.	196,947	9,711,457
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Peabody Energy Corp.	62,199	$ 2,502,888
Spectra Energy Corp.	147,543	3,875,955
Sunoco, Inc.	28,514	2,008,526
Valero Energy Corp.	141,962	9,155,129
Williams Companies, Inc.	140,493	3,998,431
XTO Energy, Inc.	86,467	4,739,256
		245,959,712
TOTAL ENERGY		301,322,294
FINANCIALS - 21.4%
Capital Markets - 3.7%
Ameriprise Financial, Inc.	56,211	3,211,897
Bank of New York Co., Inc.	177,645	7,203,505
Bear Stearns Companies, Inc.	28,145	4,231,601
Charles Schwab Corp.	241,353	4,414,346
E*TRADE Financial Corp.	100,380	2,130,064
Federated Investors, Inc. Class B (non-vtg.)	20,929	768,513
Franklin Resources, Inc.	39,341	4,753,573
Goldman Sachs Group, Inc.	96,666	19,974,096
Janus Capital Group, Inc.	44,585	932,272
Legg Mason, Inc.	30,904	2,911,466
Lehman Brothers Holdings, Inc.	123,626	8,662,474
Mellon Financial Corp.	97,750	4,216,935
Merrill Lynch & Co., Inc.	207,812	16,972,006
Morgan Stanley	250,164	19,702,917
Northern Trust Corp.	44,315	2,665,104
State Street Corp.	78,451	5,079,702
T. Rowe Price Group, Inc.	62,345	2,942,061
		110,772,532
Commercial Banks - 4.0%
BB&T Corp.	127,362	5,224,389
Comerica, Inc.	37,047	2,190,219
Commerce Bancorp, Inc., New Jersey	44,070	1,471,057
Compass Bancshares, Inc.	30,628	2,107,206
Fifth Third Bancorp	130,715	5,057,363
First Horizon National Corp.	29,452	1,223,142
Huntington Bancshares, Inc.	55,342	1,209,223
KeyCorp	93,032	3,485,909
M&T Bank Corp.	18,053	2,091,079
Marshall & Ilsley Corp.	60,092	2,782,861
National City Corp.	139,228	5,186,243
PNC Financial Services Group, Inc.	81,346	5,854,472
Regions Financial Corp.	171,953	6,081,978
SunTrust Banks, Inc.	83,484	6,932,511
Synovus Financial Corp.	76,750	2,482,095
U.S. Bancorp, Delaware	416,220	14,555,213
Wachovia Corp.	447,834	24,653,262

	Shares	Value
Wells Fargo & Co.	793,947	$ 27,335,595
Zions Bancorp	25,848	2,184,673
		122,108,490
Consumer Finance - 0.9%
American Express Co.	280,190	15,802,716
Capital One Financial Corp.	96,486	7,280,834
SLM Corp.	96,459	3,945,173
		27,028,723
Diversified Financial Services - 5.4%
Bank of America Corp.	1,050,957	53,619,826
Chicago Mercantile Exchange Holdings, Inc. Class A	8,189	4,360,315
CIT Group, Inc.	45,470	2,406,272
Citigroup, Inc.	1,152,047	59,146,093
JPMorgan Chase & Co.	816,208	39,488,143
Moody's Corp.	54,974	3,411,686
		162,432,335
Insurance - 4.7%
ACE Ltd.	76,778	4,380,953
AFLAC, Inc.	115,587	5,439,524
Allstate Corp.	145,398	8,732,604
AMBAC Financial Group, Inc.	24,054	2,078,025
American International Group, Inc.	611,351	41,095,014
Aon Corp.	70,116	2,661,603
Cincinnati Financial Corp.	40,615	1,722,076
Genworth Financial, Inc. Class A (non-vtg.)	103,581	3,619,120
Hartford Financial Services Group, Inc.	75,249	7,192,299
Lincoln National Corp.	65,048	4,409,604
Loews Corp.	105,999	4,815,535
Marsh & McLennan Companies, Inc.	129,898	3,804,712
MBIA, Inc.	31,663	2,073,610
MetLife, Inc.	176,871	11,169,404
Principal Financial Group, Inc.	62,949	3,768,757
Progressive Corp.	174,946	3,817,322
Prudential Financial, Inc.	110,211	9,947,645
SAFECO Corp.	24,808	1,647,995
The Chubb Corp.	96,015	4,961,095
The Travelers Companies, Inc.	158,760	8,219,005
Torchmark Corp.	23,026	1,510,275
UnumProvident Corp.	80,522	1,854,422
XL Capital Ltd. Class A	42,545	2,976,448
		141,897,047
Real Estate Investment Trusts - 1.3%
Apartment Investment & Management Co. Class A	22,930	1,322,832
Archstone-Smith Trust	51,787	2,810,998
AvalonBay Communities, Inc.	18,645	2,423,850
Boston Properties, Inc.	27,951	3,281,447
Developers Diversified Realty Corp.	29,792	1,873,917
Equity Residential (SBI)	69,091	3,332,259
Host Hotels & Resorts, Inc.	122,382	3,219,870
Kimco Realty Corp.	53,119	2,589,020
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Plum Creek Timber Co., Inc.	41,665	$ 1,642,434
ProLogis Trust	60,214	3,909,695
Public Storage, Inc.	28,829	2,729,241
Simon Property Group, Inc.	52,071	5,792,899
Vornado Realty Trust	30,637	3,656,220
		38,584,682
Real Estate Management & Development - 0.1%
CB Richard Ellis Group, Inc. Class A (a)	43,895	1,500,331
Realogy Corp. (a)	51,140	1,514,255
		3,014,586
Thrifts & Mortgage Finance - 1.3%
Countrywide Financial Corp.	138,602	4,662,571
Fannie Mae	227,449	12,414,166
Freddie Mac	162,849	9,687,887
Hudson City Bancorp, Inc.	116,301	1,590,998
MGIC Investment Corp.	19,513	1,149,706
Sovereign Bancorp, Inc.	84,857	2,158,762
Washington Mutual, Inc.	208,916	8,436,028
		40,100,118
TOTAL FINANCIALS		645,938,513
HEALTH CARE - 11.8%
Biotechnology - 1.3%
Amgen, Inc. (a)	274,343	15,330,287
Biogen Idec, Inc. (a)	80,470	3,571,259
Celgene Corp. (a)	88,722	4,654,356
Genzyme Corp. (a)	61,909	3,715,778
Gilead Sciences, Inc. (a)	109,192	8,353,188
MedImmune, Inc. (a)	55,869	2,033,073
		37,657,941
Health Care Equipment & Supplies - 1.7%
Bausch & Lomb, Inc.	12,769	653,262
Baxter International, Inc.	152,701	8,042,762
Becton, Dickinson & Co.	57,477	4,419,407
Biomet, Inc.	57,554	2,445,469
Boston Scientific Corp. (a)	278,294	4,046,395
C.R. Bard, Inc.	24,268	1,929,549
Hospira, Inc. (a)	36,648	1,498,903
Medtronic, Inc.	270,608	13,276,028
St. Jude Medical, Inc. (a)	80,894	3,042,423
Stryker Corp.	70,067	4,646,843
Varian Medical Systems, Inc. (a)	30,184	1,439,475
Zimmer Holdings, Inc. (a)	55,731	4,759,985
		50,200,501
Health Care Providers & Services - 2.3%
Aetna, Inc.	121,350	5,313,917
AmerisourceBergen Corp.	44,522	2,348,536
Cardinal Health, Inc.	94,066	6,862,115
CIGNA Corp.	22,905	3,267,627

	Shares	Value
Coventry Health Care, Inc. (a)	37,475	$ 2,100,474
Express Scripts, Inc. (a)	31,873	2,572,789
Humana, Inc. (a)	39,178	2,273,108
Laboratory Corp. of America Holdings (a)	28,763	2,089,057
Manor Care, Inc.	17,125	930,915
McKesson Corp.	69,416	4,063,613
Medco Health Solutions, Inc. (a)	67,690	4,909,556
Patterson Companies, Inc. (a)	32,696	1,160,381
Quest Diagnostics, Inc.	37,310	1,860,650
Tenet Healthcare Corp. (a)	110,823	712,592
UnitedHealth Group, Inc.	318,254	16,857,914
WellPoint, Inc. (a)	143,915	11,671,507
		68,994,751
Health Care Technology - 0.0%
IMS Health, Inc.	45,857	1,360,119
Life Sciences Tools & Services - 0.3%
Applera Corp. - Applied Biosystems Group	43,133	1,275,443
Millipore Corp. (a)	12,673	918,412
PerkinElmer, Inc.	28,629	693,394
Thermo Fisher Scientific, Inc. (a)	98,704	4,614,412
Waters Corp. (a)	23,859	1,383,822
		8,885,483
Pharmaceuticals - 6.2%
Abbott Laboratories	362,610	20,233,638
Allergan, Inc.	36,131	4,004,037
Barr Pharmaceuticals, Inc. (a)	25,062	1,161,624
Bristol-Myers Squibb Co.	474,561	13,173,813
Eli Lilly & Co.	231,845	12,452,395
Forest Laboratories, Inc. (a)	74,694	3,842,259
Johnson & Johnson	680,085	40,981,922
King Pharmaceuticals, Inc. (a)	57,150	1,124,141
Merck & Co., Inc.	509,105	22,487,168
Mylan Laboratories, Inc.	57,517	1,215,909
Pfizer, Inc.	1,665,366	42,067,145
Schering-Plough Corp.	349,607	8,918,475
Watson Pharmaceuticals, Inc. (a)	24,087	636,619
Wyeth	316,339	15,826,440
		188,125,585
TOTAL HEALTH CARE		355,224,380
INDUSTRIALS - 10.8%
Aerospace & Defense - 2.5%
General Dynamics Corp.	95,343	7,284,205
Goodrich Corp.	29,462	1,516,704
Honeywell International, Inc.	187,976	8,658,175
L-3 Communications Holdings, Inc.	29,261	2,559,460
Lockheed Martin Corp.	83,395	8,090,983
Northrop Grumman Corp.	82,309	6,108,974
Raytheon Co.	104,852	5,500,536
Rockwell Collins, Inc.	39,533	2,645,944
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
The Boeing Co.	185,471	$ 16,490,227
United Technologies Corp.	234,001	15,210,065
		74,065,273
Air Freight & Logistics - 0.9%
C.H. Robinson Worldwide, Inc.	40,676	1,942,279
FedEx Corp.	72,170	7,753,223
United Parcel Service, Inc. Class B	250,609	17,567,691
		27,263,193
Airlines - 0.1%
Southwest Airlines Co.	185,275	2,723,543
Building Products - 0.2%
American Standard Companies, Inc.	41,054	2,176,683
Masco Corp.	92,023	2,521,430
		4,698,113
Commercial Services & Supplies - 0.5%
Allied Waste Industries, Inc.	59,922	754,418
Avery Dennison Corp.	21,533	1,383,711
Cintas Corp.	31,901	1,151,626
Equifax, Inc.	29,341	1,069,479
Monster Worldwide, Inc. (a)	30,193	1,430,242
Pitney Bowes, Inc.	51,768	2,349,750
R.R. Donnelley & Sons Co.	51,322	1,877,872
Robert Half International, Inc.	39,472	1,460,859
Waste Management, Inc.	125,269	4,310,506
		15,788,463
Construction & Engineering - 0.1%
Fluor Corp.	20,664	1,853,974
Electrical Equipment - 0.4%
Cooper Industries Ltd. Class A	42,883	1,929,306
Emerson Electric Co.	187,498	8,079,289
Rockwell Automation, Inc.	38,931	2,330,799
		12,339,394
Industrial Conglomerates - 3.8%
3M Co.	172,457	13,180,889
General Electric Co.	2,416,450	85,445,672
Textron, Inc.	29,440	2,643,712
Tyco International Ltd.	464,632	14,659,140
		115,929,413
Machinery - 1.6%
Caterpillar, Inc.	151,760	10,172,473
Cummins, Inc.	12,243	1,771,807
Danaher Corp.	55,930	3,996,199
Deere & Co.	53,309	5,791,490
Dover Corp.	48,104	2,347,956
Eaton Corp.	34,356	2,870,787
Illinois Tool Works, Inc.	97,176	5,014,282
Ingersoll-Rand Co. Ltd. Class A	72,331	3,136,995
ITT Corp.	42,720	2,576,870

	Shares	Value
PACCAR, Inc.	58,340	$ 4,282,156
Pall Corp.	28,905	1,098,390
Parker Hannifin Corp.	27,205	2,348,064
Terex Corp. (a)	24,110	1,730,134
		47,137,603
Road & Rail - 0.7%
Burlington Northern Santa Fe Corp.	84,352	6,784,431
CSX Corp.	102,643	4,110,852
Norfolk Southern Corp.	93,288	4,720,373
Ryder System, Inc.	14,268	703,983
Union Pacific Corp.	63,624	6,461,017
		22,780,656
Trading Companies & Distributors - 0.0%
W.W. Grainger, Inc.	16,828	1,299,795
TOTAL INDUSTRIALS		325,879,420
INFORMATION TECHNOLOGY - 14.8%
Communications Equipment - 2.6%
ADC Telecommunications, Inc. (a)	27,557	461,304
Avaya, Inc. (a)	106,530	1,258,119
Ciena Corp. (a)	20,002	559,056
Cisco Systems, Inc. (a)	1,419,358	36,236,210
Corning, Inc. (a)	368,866	8,388,013
JDS Uniphase Corp. (a)	49,628	755,834
Juniper Networks, Inc. (a)	133,765	2,632,495
Motorola, Inc.	561,726	9,925,698
QUALCOMM, Inc.	389,268	16,606,173
Tellabs, Inc. (a)	102,767	1,017,393
		77,840,295
Computers & Peripherals - 3.7%
Apple, Inc. (a)	202,533	18,817,341
Dell, Inc. (a)	533,810	12,389,730
EMC Corp. (a)	495,391	6,861,165
Hewlett-Packard Co.	628,943	25,245,772
International Business Machines Corp.	353,787	33,347,963
Lexmark International, Inc. Class A (a)	22,561	1,318,916
NCR Corp. (a)	42,064	2,009,397
Network Appliance, Inc. (a)	87,196	3,184,398
QLogic Corp. (a)	37,377	635,409
SanDisk Corp. (a)	53,428	2,340,146
Sun Microsystems, Inc. (a)	846,147	5,085,343
		111,235,580
Electronic Equipment & Instruments - 0.2%
Agilent Technologies, Inc. (a)	94,855	3,195,665
Jabil Circuit, Inc.	43,401	929,215
Molex, Inc.	33,316	939,511
Sanmina-SCI Corp. (a)	124,559	450,904
Solectron Corp. (a)	212,442	669,192
Tektronix, Inc.	19,203	540,756
		6,725,243
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 1.4%
eBay, Inc. (a)	267,009	$ 8,851,348
Google, Inc. Class A (sub. vtg.) (a)	51,151	23,435,342
VeriSign, Inc. (a)	57,606	1,447,063
Yahoo!, Inc. (a)	286,898	8,977,038
		42,710,791
IT Services - 1.1%
Affiliated Computer Services, Inc. Class A (a)	23,244	1,368,607
Automatic Data Processing, Inc.	129,313	6,258,749
Cognizant Technology Solutions Corp. Class A (a)	33,530	2,959,693
Computer Sciences Corp. (a)	40,704	2,121,900
Convergys Corp. (a)	32,113	815,991
Electronic Data Systems Corp.	120,888	3,346,180
Fidelity National Information Services, Inc.	38,253	1,738,981
First Data Corp.	176,947	4,759,874
Fiserv, Inc. (a)	40,087	2,127,016
Paychex, Inc.	79,705	3,018,428
Sabre Holdings Corp. Class A	31,442	1,029,726
The Western Union Co.	181,405	3,981,840
Unisys Corp. (a)	81,132	683,943
		34,210,928
Office Electronics - 0.1%
Xerox Corp.	223,001	3,766,487
Semiconductors & Semiconductor Equipment - 2.4%
Advanced Micro Devices, Inc. (a)	130,404	1,703,076
Altera Corp. (a)	83,783	1,674,822
Analog Devices, Inc.	78,421	2,704,740
Applied Materials, Inc.	328,254	6,013,613
Broadcom Corp. Class A (a)	110,808	3,553,613
Intel Corp.	1,355,197	25,924,919
KLA-Tencor Corp.	46,934	2,502,521
Linear Technology Corp.	70,333	2,221,819
LSI Logic Corp. (a)(d)	180,965	1,889,275
Maxim Integrated Products, Inc.	75,359	2,215,555
Micron Technology, Inc. (a)	177,371	2,142,642
National Semiconductor Corp.	66,649	1,608,907
Novellus Systems, Inc. (a)	29,550	946,191
NVIDIA Corp. (a)	83,550	2,404,569
PMC-Sierra, Inc. (a)(d)	49,910	349,869
Teradyne, Inc. (a)	44,593	737,568
Texas Instruments, Inc.	339,193	10,209,709
Xilinx, Inc.	77,985	2,006,554
		70,809,962
Software - 3.3%
Adobe Systems, Inc. (a)	138,282	5,766,359
Autodesk, Inc. (a)	54,448	2,047,245

	Shares	Value
BMC Software, Inc. (a)	47,930	$ 1,475,765
CA, Inc.	96,661	2,504,487
Citrix Systems, Inc. (a)	42,436	1,359,225
Compuware Corp. (a)	76,194	723,081
Electronic Arts, Inc. (a)	72,858	3,669,129
Intuit, Inc. (a)	80,501	2,202,507
Microsoft Corp.	2,024,979	56,436,165
Novell, Inc. (a)	79,665	575,181
Oracle Corp. (a)	937,684	17,000,211
Symantec Corp. (a)	217,268	3,758,736
		97,518,091
TOTAL INFORMATION TECHNOLOGY		444,817,377
MATERIALS - 3.0%
Chemicals - 1.5%
Air Products & Chemicals, Inc.	50,863	3,761,827
Ashland, Inc.	13,100	859,360
Dow Chemical Co.	225,396	10,336,661
E.I. du Pont de Nemours & Co.	217,162	10,734,318
Eastman Chemical Co.	19,654	1,244,688
Ecolab, Inc.	41,817	1,798,131
Hercules, Inc. (a)	27,357	534,556
International Flavors & Fragrances, Inc.	18,353	866,629
Monsanto Co.	127,720	7,019,491
PPG Industries, Inc.	38,533	2,709,255
Praxair, Inc.	75,284	4,739,881
Rohm & Haas Co.	33,447	1,729,879
Sigma Aldrich Corp.	31,034	1,288,532
		47,623,208
Construction Materials - 0.1%
Vulcan Materials Co.	22,327	2,600,649
Containers & Packaging - 0.2%
Ball Corp.	24,225	1,110,716
Bemis Co., Inc.	24,578	820,659
Pactiv Corp. (a)	31,226	1,053,565
Sealed Air Corp.	37,914	1,198,082
Temple-Inland, Inc.	24,710	1,476,175
		5,659,197
Metals & Mining - 0.9%
Alcoa, Inc.	204,334	6,926,923
Allegheny Technologies, Inc.	23,965	2,556,826
Freeport-McMoRan Copper & Gold, Inc. Class B (d)	88,082	5,830,148
Newmont Mining Corp.	105,970	4,449,680
Nucor Corp.	70,763	4,608,794
United States Steel Corp.	27,844	2,761,289
		27,133,660
Paper & Forest Products - 0.3%
International Paper Co.	106,354	3,871,286
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Paper & Forest Products - continued
MeadWestvaco Corp.	42,878	$ 1,322,358
Weyerhaeuser Co.	49,632	3,709,496
		8,903,140
TOTAL MATERIALS		91,919,854
TELECOMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 3.1%
AT&T, Inc.	1,467,321	57,856,467
CenturyTel, Inc.	26,172	1,182,713
Citizens Communications Co.	79,602	1,190,050
Embarq Corp.	35,374	1,993,325
Qwest Communications International, Inc. (a)	368,593	3,313,651
Verizon Communications, Inc.	683,801	25,929,734
Windstream Corp.	112,029	1,645,706
		93,111,646
Wireless Telecommunication Services - 0.6%
ALLTEL Corp.	84,653	5,248,486
Sprint Nextel Corp.	682,068	12,932,009
		18,180,495
TOTAL TELECOMMUNICATION SERVICES		111,292,141
UTILITIES - 3.7%
Electric Utilities - 1.9%
Allegheny Energy, Inc. (a)	38,643	1,898,917
American Electric Power Co., Inc.	93,215	4,544,231
Duke Energy Corp.	295,412	5,993,909
Edison International	76,563	3,761,540
Entergy Corp.	46,601	4,889,377
Exelon Corp.	157,481	10,820,520
FirstEnergy Corp.	75,011	4,968,729
FPL Group, Inc.	95,310	5,830,113
Pinnacle West Capital Corp.	23,502	1,133,972
PPL Corp.	90,494	3,701,205
Progress Energy, Inc.	60,418	3,047,484
Southern Co.	175,913	6,447,211
		57,037,208
Gas Utilities - 0.1%
Nicor, Inc.	10,554	511,025
Questar Corp.	20,197	1,801,774
		2,312,799
Independent Power Producers & Energy Traders - 0.5%
AES Corp. (a)	156,079	3,358,820
Constellation Energy Group, Inc.	42,458	3,691,723
Dynegy, Inc. Class A (a)	88,958	823,751
TXU Corp.	107,918	6,917,544
		14,791,838

	Shares	Value
Multi-Utilities - 1.2%
Ameren Corp.	48,549	$ 2,442,015
CenterPoint Energy, Inc. (d)	75,216	1,349,375
CMS Energy Corp.	52,463	933,841
Consolidated Edison, Inc.	60,545	3,091,428
Dominion Resources, Inc.	82,005	7,279,584
DTE Energy Co.	41,623	1,993,742
Integrys Energy Group, Inc.	17,662	980,418
KeySpan Corp.	41,262	1,697,931
NiSource, Inc.	64,353	1,572,787
PG&E Corp.	82,439	3,979,331
Public Service Enterprise Group, Inc.	59,399	4,932,493
Sempra Energy	61,784	3,769,442
TECO Energy, Inc.	49,252	847,627
Xcel Energy, Inc.	95,818	2,365,746
		37,235,760
TOTAL UTILITIES		111,377,605
TOTAL COMMON STOCKS (Cost $1,595,498,163)		2,988,170,706
U.S. Treasury Obligations - 0.1%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 4.97% 6/21/07 (e) (Cost $1,977,655)	$ 2,000,000	1,978,200
Money Market Funds - 1.5%
	Shares
Fidelity Cash Central Fund, 5.41% (b)	23,430,882	23,430,882
Fidelity Securities Lending Cash Central Fund, 5.41% (b)(c)	21,981,703	21,981,703
TOTAL MONEY MARKET FUNDS (Cost $45,412,585)		45,412,585
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $1,642,888,403)	3,035,561,491
NET OTHER ASSETS - (0.7)%	(21,751,313)
NET ASSETS - 100%	$ 3,013,810,178
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
74 S&P 500 Index Contracts	June 2007	$ 26,477,200	$ 328,370
The face value of futures purchased as a percentage of net assets - 0.9%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,285,830.
(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 475,030
Fidelity Securities Lending Cash Central Fund	41,078
Total	$ 516,108
Income Tax Information

At March 31, 2007, the aggregate cost of investment securities for income tax purposes was $1,650,700,356. Net unrealized appreciation aggregated $1,384,861,135, of which $1,500,533,013 related to appreciated investment securities and $115,671,878 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Investment Grade Bond Portfolio

March 31, 2007

1.799863.103

VIPIGB-QTLY-0507

Investments March 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 0.2%
	Principal Amount	Value
FINANCIALS - 0.2%
Real Estate Investment Trusts - 0.1%
Archstone-Smith Operating Trust 5.25% 5/1/15	$ 1,000,000	$ 987,245
Real Estate Management & Development - 0.1%
Realogy Corp. 6.5% 10/15/16 (a)	2,540,000	2,597,150
TOTAL NONCONVERTIBLE BONDS (Cost $3,553,498)		3,584,395
Asset-Backed Securities - 0.3%

Advanta Business Card Master Trust Series 2007-D1 Class D, 6.72% 1/22/13 (a)(b)	1,800,000	1,800,000
Ford Credit Auto Owner Trust Series 2006-C Class D, 6.89% 5/15/13 (a)	725,000	730,277
GS Auto Loan Trust Series 2006-1 Class D, 6.25% 1/15/14 (a)	1,245,000	1,237,044
Wachovia Auto Loan Trust Series 2006-2A Class E, 7.05% 5/20/14 (a)	1,175,000	1,179,030
WaMu Asset-Backed Certificates Series 2006-HE5 Class B1, 7.82% 10/25/36 (a)(b)	1,025,000	819,039
TOTAL ASSET-BACKED SECURITIES (Cost $5,802,866)		5,765,390
Collateralized Mortgage Obligations - 0.3%

Private Sponsor - 0.1%
Nomura Home Equity Loan, Inc. floater Series 2006-FM2 Class B1, 7.62% 7/25/36 (b)	3,535,000	2,356,961
Structured Asset Securities Corp. floater Series 2006-BC5 Class B, 7.82% 12/25/36 (b)	810,000	491,994
TOTAL PRIVATE SPONSOR		2,848,955
U.S. Government Agency - 0.2%
Fannie Mae subordinate REMIC pass-thru certificates planned amortization class Series 2003-128 Class NE, 4% 12/25/16	3,576,143	3,416,158
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $7,238,924)		6,265,113
Fixed-Income Central Funds - 97.1%
	Shares	Value
Fidelity Specialized High Income Central Fund (c)	200,090	$ 20,353,155
Fidelity VIP Investment Grade Central Fund (c)	19,269,995	1,989,241,607
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $2,016,022,232)		2,009,594,762
Cash Equivalents - 1.7%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 5.4%, dated 3/30/07 due 4/2/07 (Collateralized by U.S. Government Obligations) # (Cost $34,567,000)	$ 34,582,544	34,567,000
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $2,067,184,520)	2,059,776,660
NET OTHER ASSETS - 0.4%	8,838,807
NET ASSETS - 100%	$ 2,068,615,467
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,362,540 or 0.4% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each Fidelity Central Fund, as of the Investing Fund's report date, is available upon request or at advisor.fidelity.com. The reports are located just after the Investing Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, each Fidelity Central Fund's financial statements are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$34,567,000 due 4/02/07 at 5.40%
ABN AMRO Bank N.V., New York Branch	$ 1,930,892
BNP Paribas Securities Corp.	1,930,892
Banc of America Securities LLC	7,070,785
Bank of America, NA	1,930,892
Barclays Capital, Inc.	8,689,014
Bear Stearns & Co., Inc.	482,723
Citigroup Global Markets, Inc.	482,723
Countrywide Securities Corp.	4,827,230
UBS Securities LLC	6,159,858
WestLB AG	1,061,991
$ 34,567,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Specialized High Income Central Fund	$ 349,279
Fidelity VIP Investment Grade Central Fund	25,813,426
Total	$ 26,162,705
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$ 20,241,104	$ -	$ -	$ 20,353,155	9.5%
Fidelity VIP Investment Grade Central Fund	1,824,890,441	160,215,245	-	1,989,241,607	66.2%
Total	$ 1,845,131,545	$ 160,215,245	$ -	$ 2,009,594,762
Income Tax Information

At March 31, 2007, the aggregate cost of investment securities for income tax purposes was $2,007,962,761. Net unrealized appreciation aggregated $51,813,899, of which $53,121,461 related to appreciated investment securities and $1,307,562 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund II

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	May 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	May 30, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	May 30, 2007